UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy Dechert LLP 1775 I Street, N.W. Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Aerospace & Defense — 1.6%
130,830	United Technologies Corp.	$8,503,950

Apparel/Shoes — 0.5%
107,600	Chico’s FAS, Inc.*	2,628,668

Audio & Visual Equipment — 1.1%
61,520	Harman International Industries, Inc.	5,910,842

Banks — 1.0%
65,200	SunTrust Banks, Inc.	5,414,208

Beverages — 4.3%
125,080	Fortune Brands, Inc.	9,858,805
203,100	PepsiCo., Inc.	12,909,036

		22,767,841

Biotechnology — 7.9%
180,154	Amgen, Inc.*	10,067,006
211,012	Celgene Corp.*	11,069,689
130,800	Genentech, Inc.*	10,741,296
271,000	MedImmune, Inc.*	9,861,690

		41,739,681

Commercial Services — 3.6%
194,950	McGraw-Hill Companies, Inc. (The)	12,258,456
106,590	Moody’s Corp.	6,614,975

		18,873,431

Computer Hardware — 1.6%
449,100	EMC Corp.*	6,220,035
110,700	Jabil Circuit, Inc.	2,370,087

		8,590,122

Computer Services — 4.0%
101,200	CheckFree Corp.*	3,753,508
326,791	First Data Corp.	8,790,678
401,791	Western Union Co.	8,819,313

		21,363,499

Computer Software — 5.7%
185,725	Electronic Arts, Inc.*	9,353,111
746,268	Microsoft Corp.	20,798,489

		30,151,600

Drugs & Medicine — 0.8%
85,035	Wyeth	4,254,301

Financials — 5.2%
416,830	Charles Schwab Corp. (The)	7,623,821
10,500	Chicago Mercantile Exchange Holdings, Inc. Class A	5,590,830
50,500	Legg Mason, Inc.	4,757,605
45,435	Merrill Lynch & Co., Inc.	3,710,676
71,145	Morgan Stanley	5,603,380

		27,286,312

Household/Personal Care — 1.9%
143,100	Newell Rubbermaid, Inc.	4,448,979
85,300	Procter & Gamble Co.	5,387,548

		9,836,527

Internet & Online — 6.8%
46,710	Google, Inc. Class A*	21,400,654
457,274	Yahoo!, Inc.*	14,308,103

		35,708,757

Shares	Description	Value
Common Stocks — (continued)
Manufacturing — 1.4%
123,100	Rockwell Automation, Inc.	$7,369,997

Medical Products — 4.5%
56,200	Baxter International, Inc.	2,960,054
189,778	Medtronic, Inc.	9,310,509
143,400	St. Jude Medical, Inc.*	5,393,274
131,300	Thermo Fisher Scientific, Inc.*	6,138,275

		23,802,112

Medical Supplies — 0.6%
65,790	Charles River Laboratories International, Inc.*	3,043,445

Movies & Entertainment — 1.0%
128,674	Viacom, Inc. Class B*	5,289,788

Networking/Telecommunications Equipment — 3.8%
536,990	Cisco Systems, Inc.*	13,709,355
46,100	Research In Motion Ltd.*	6,292,189

		20,001,544

Oil & Gas — 7.5%
243,940	Canadian Natural Resources Ltd.	13,463,049
192,700	Chesapeake Energy Corp.	5,950,576
92,000	Quicksilver Resources, Inc.*(a)	3,658,840
219,320	Suncor Energy, Inc.	16,745,082

		39,817,547

Oil Well Services & Equipment — 6.5%
185,838	Baker Hughes, Inc.	12,289,467
65,900	Grant Prideco, Inc.*	3,284,456
196,440	Schlumberger Ltd.	13,574,004
111,700	Weatherford International Ltd.*	5,037,670

		34,185,597

Producer Goods — 0.8%
56,210	W.W. Grainger, Inc.	4,341,660

Publishing — 1.6%
61,611	Lamar Advertising Co. Class A	3,879,645
164,200	National CineMedia, Inc.*	4,384,140

		8,263,785

Restaurants — 1.0%
174,500	Starbucks Corp.*	5,472,320

Retail-Food & Drug — 0.5%
78,800	CVS/Caremark Corp.	2,690,232

Retailing — 8.8%
172,300	Home Depot, Inc. (The)	6,330,302
49,300	J.C. Penney Co., Inc.	4,050,488
345,540	Lowe’s Companies, Inc.	10,881,055
183,890	Target Corp.	10,897,321
247,320	Wal-Mart Stores, Inc.	11,611,674
80,800	Williams-Sonoma, Inc.	2,865,168

		46,636,008

Semiconductors — 4.2%
330,379	Linear Technology Corp.	10,436,673
280,191	QUALCOMM, Inc.	11,952,948

		22,389,621

Specialty Finance — 5.8%
142,160	American Express Co.	8,017,824
101,907	Fannie Mae	5,562,084
283,455	Freddie Mac	16,862,738

		30,442,646

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Technology Services — 0.8%
50,120	Cognizant Technology Solutions Corp. Class A*	$4,424,092

Telecommunications — 5.1%
366,790	American Tower Corp. Class A*	14,286,470
100,250	Crown Castle International Corp.*	3,221,033
103,400	NeuStar, Inc. Class A*	2,940,696
352,700	Sprint Nextel Corp.	6,687,192

		27,135,391

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$528,335,524
Securities Lending Collateral — 0.7%
3,588,750	Boston Global Investment Trust - Enhanced Portfolio	$3,588,750

TOTAL INVESTMENTS — 100.6%		$531,924,274

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,016,162)

NET ASSETS — 100%		$528,908,112

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.
(a) All or a portion of this security is on loan.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$492,501,305

Gross unrealized gain	50,135,122
Gross unrealized loss	(10,712,153)

Net unrealized security gain	$39,422,969

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 94.9%
Aerospace & Defence — 0.9%
48,443	Boeing Co. (The)	$4,307,067

Biotechnology — 1.4%
23,871	Amgen, Inc.*	1,333,912
140,900	MedImmune, Inc.*	5,127,351

		6,461,263

Brokers — 2.6%
31,706	Lehman Brothers Holdings, Inc.	2,221,639
63,272	Merrill Lynch & Co., Inc.	5,167,424
60,706	Morgan Stanley	4,781,205

		12,170,268

Chemicals — 1.4%
30,617	Air Products & Chemicals, Inc.	2,262,290
89,800	E.I. du Pont de Nemours & Co.	4,438,814

		6,701,104

Computer Hardware — 2.9%
168,047	Cisco Systems, Inc.*	4,290,240
227,785	Hewlett-Packard Co.	9,143,290

		13,433,530

Computer Software — 1.1%
274,276	Activision, Inc.*	5,194,788

Construction — 0.6%
132,400	D.R. Horton, Inc.	2,912,800

Diversified Energy — 1.8%
295,960	Williams Companies, Inc.	8,423,022

Drugs — 3.2%
275,001	Pfizer, Inc.	6,946,525
159,200	Wyeth	7,964,776

		14,911,301

Electrical Utilities — 6.7%
47,121	Edison International	2,315,055
159,257	Entergy Corp.	16,709,244
67,702	Exelon Corp.	4,651,804
44,283	FirstEnergy Corp.	2,933,306
122,275	PPL Corp.	5,001,048

		31,610,457

Energy Resources — 8.0%
94,907	Devon Energy Corp.	6,569,463
63,934	EOG Resources, Inc.	4,561,052
281,614	Exxon Mobil Corp.	21,247,776
95,283	XTO Energy, Inc.	5,222,461

		37,600,752

Energy-Master Limited Partnerships — 4.8%
92,043	Energy Transfer Partners LP	5,362,425
211,853	Enterprise Products Partners LP	6,736,925
105,304	Magellan Midstream Partners LP	4,928,227
112,547	Williams Partners LP	5,371,868

		22,399,445

Environmental & Other Services — 1.8%
240,373	Waste Management, Inc.	8,271,235

Food & Beverage — 1.6%
66,200	Archer-Daniels-Midland Co.	2,429,540
181,538	Unilever NV ADR	5,304,540

		7,734,080

Shares	Description	Value
Common Stocks — (continued)
Grocery — 0.5%
60,200	SUPERVALU, Inc.	$2,352,014

Home Products — 1.8%
25,169	Clorox Co. (The)	1,603,014
217,081	Newell Rubbermaid, Inc.	6,749,048

		8,352,062

Large Banks — 13.6%
279,691	Bank of America Corp.	14,269,835
315,950	Citigroup, Inc.	16,220,873
187,398	JPMorgan Chase & Co.	9,066,315
279,906	Wachovia Corp.	15,408,825
261,800	Wells Fargo & Co.	9,013,774

		63,979,622

Life Insurance — 0.7%
34,292	Hartford Financial Services Group, Inc.	3,277,629

Media — 1.8%
429,581	Time Warner, Inc.	8,471,337

Medical Products — 2.1%
142,715	Baxter International, Inc.	7,516,799
45,823	Medtronic, Inc.	2,248,076

		9,764,875

Mining — 0.6%
19,211	Nucor Corp.	1,251,212
14,700	United States Steel Corp.	1,457,799

		2,709,011

Motor Vehicle — 0.9%
70,707	Autoliv, Inc.	4,038,077

Paper & Packaging — 1.9%
166,402	International Paper Co.	6,057,033
107,447	Packaging Corp. of America	2,621,707

		8,678,740

Parts & Equipment — 4.1%
336,272	General Electric Co.	11,890,578
116,464	United Technologies Corp.	7,570,160

		19,460,738

Property Insurance — 3.5%
50,568	Allstate Corp. (The)	3,037,114
76,475	American International Group, Inc.	5,140,650
65,800	PartnerRe Ltd.	4,509,932
52,206	XL Capital Ltd. Class A(a)	3,652,332

		16,340,028

Regional Banks — 2.9%
78,961	First Horizon National Corp.(a)	3,279,250
187,267	KeyCorp	7,016,895
99,514	Regions Financial Corp.	3,519,810

		13,815,955

REIT — 3.2%
60,972	Apartment Investment & Management Co.	3,517,475
153,237	CapitalSource, Inc.(a)	3,850,846
18,036	Developers Diversified Realty Corp.	1,134,464
78,687	iStar Financial, Inc.	3,684,912
60,112	Mack-Cali Realty Corp.	2,863,135

		15,050,832

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Restaurants — 2.7%
284,998	McDonald’s Corp.	$12,839,160

Specialty Financials — 4.3%
27,353	AllianceBernstein Holding LP	2,420,741
37,888	Apollo Investment Corp.	810,803
85,023	Countrywide Financial Corp.	2,860,174
59,274	Freddie Mac	3,526,210
257,495	Washington Mutual, Inc.	10,397,648

		20,015,576

Telephone — 9.0%
672,000	AT&T, Inc.	26,496,960
833,998	Sprint Nextel Corp.	15,812,602

		42,309,562

Tobacco — 2.0%
104,980	Altria Group, Inc.	9,218,294

Transports — 0.5%
22,227	Union Pacific Corp.	2,257,152

TOTAL COMMON STOCKS		$445,061,776

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 4.8%
JPMorgan Chase Nassau — Time Deposit
$22,451,781	5.262%	04/02/07	$22,451,781

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$467,513,557

Shares	Description	Value
Securities Lending Collateral — 1.3%
5,906,225	Boston Global Investment Trust - Enhanced Portfolio	$5,906,225

TOTAL INVESTMENTS — 101.0%		$473,419,782

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(4,500,898)

NET ASSETS — 100.0%		$468,918,884

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.
(a) All or a portion of security is on loan.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$415,982,532

Gross unrealized gain	61,823,545
Gross unrealized loss	(4,386,295)

Net unrealized security gain	$57,437,250

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.3%
Biotechnology — 1.1%
609,454	MedImmune, Inc.*	$22,178,031

Brokers — 2.0%
196,107	Bear Stearns Companies, Inc. (The)	29,484,687
209,375	E*Trade Financial Corp.*	4,442,938
145,052	Lazard Ltd. Class A	7,278,709

		41,206,334

Chemicals — 4.4%
479,748	Agrium, Inc.	18,388,741
200,847	Air Products and Chemicals, Inc.	14,840,585
471,507	Airgas, Inc.	19,874,020
141,218	Albemarle Corp.	5,837,952
654,767	Celanese Corp. Series A	20,193,014
858,300	Chemtura Corp.	9,381,219

		88,515,531

Computer Hardware — 3.4%
535,536	Amphenol Corp. Class A	34,579,559
1,483,090	Seagate Technology	34,555,997

		69,135,556

Computer Software — 2.1%
2,180,411	Activision, Inc.*	41,296,984

Construction — 1.5%
364,143	D.R. Horton, Inc.	8,011,146
537,819	Lennar Corp. Class A	22,701,340

		30,712,486

Defense/Aerospace — 2.0%
207,049	Alliant Techsystems, Inc.*	18,203,748
334,700	Rockwell Collins, Inc.	22,401,471

		40,605,219

Diversified Energy — 2.5%
1,765,668	Williams Companies, Inc. (The)	50,250,911

Drugs — 1.8%
217,428	Charles River Laboratories International, Inc.*	10,058,219
876,907	IMS Health, Inc.	26,009,062

		36,067,281

Electrical Utilities — 15.8%
283,700	American Electric Power Co., Inc.	13,830,375
402,978	CMS Energy Corp.	7,173,009
69,904	Constellation Energy Group	6,078,153
1,181,242	DPL, Inc.	36,724,814
935,073	Edison International	45,940,136
663,449	Entergy Corp.	69,609,069
287,708	FirstEnergy Corp.	19,057,778
376,508	Northeast Utilities	12,338,167
939,097	PG&E Corp.(a)	45,330,212
1,052,472	PPL Corp.	43,046,105
89,170	Sierra Pacific Resources*	1,549,775
364,181	Wisconsin Energy Corp.	17,670,062

		318,347,655

Energy Resources — 7.7%
678,926	EOG Resources, Inc.	48,434,581
2,044,485	Range Resources Corp.	68,285,799
737,474	Ultra Petroleum Corp.*	39,181,994

		155,902,374

Shares	Description	Value
Common Stocks — (continued)
Environmental & Other Services — 2.4%
2,605,058	Allied Waste Industries, Inc.*	$32,797,680
537,757	Republic Services, Inc.	14,960,400

		47,758,080

Food & Beverage — 0.6%
159,182	Pepsi Bottling Group, Inc.	5,076,314
236,388	Smithfield Foods, Inc.*	7,079,821

		12,156,135

Gas Utilities — 0.7%
323,766	AGL Resources, Inc.	13,831,284

Grocery — 2.8%
468,102	Safeway, Inc.	17,151,257
1,009,430	SUPERVALU, Inc.	39,438,430

		56,589,687

Health Insurance — 2.0%
310,360	Coventry Health Care, Inc.*	17,395,678
408,577	Health Net, Inc.*	21,985,528

		39,381,206

Home Products — 3.0%
439,662	Clorox Co. (The)	28,002,073
1,041,395	Newell Rubbermaid, Inc.	32,376,971

		60,379,044

Hotel & Leisure — 0.6%
246,900	Boyd Gaming Corp.	11,762,316

Information Services — 0.8%
2,077,334	BearingPoint, Inc.*	15,912,378

Life Insurance — 1.8%
212,720	Assurant, Inc.	11,408,174
148,908	Lincoln National Corp.	10,094,473
92,508	Torchmark Corp.	6,067,600
400,049	Unum Group	9,213,128

		36,783,375

Media — 0.5%
3,733,268	Charter Communications, Inc. Class A*(a)	10,415,818

Medical Products — 0.8%
665,245	PerkinElmer, Inc.	16,112,234

Mining — 2.7%
926,336	Commercial Metals Co.	29,040,634
254,700	Steel Dynamics, Inc.	11,003,040
145,400	United States Steel Corp.	14,419,318

		54,462,992

Motor Vehicle — 2.8%
393,942	Autoliv, Inc.	22,498,028
307,152	Avis Budget Group, Inc.*	8,391,393
268,517	Johnson Controls, Inc.	25,407,078

		56,296,499

Oil Services — 0.7%
186,499	BJ Services Co.	5,203,322
200,993	W-H Energy Services, Inc.*	9,394,413

		14,597,735

Paper & Packaging — 1.6%
692,617	MeadWestvaco Corp.	21,360,308
475,702	Packaging Corp. of America	11,607,129

		32,967,437

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Parts & Equipment — 2.3%
241,502	American Standard Companies, Inc.	$12,804,436
199,142	Carlisle Companies, Inc.	8,549,166
531,930	Cooper Industries Ltd. Class A	23,931,531

		45,285,133

Property Insurance — 6.0%
517,777	AMBAC Financial Group, Inc.	44,730,755
267,740	Everest Re Group Ltd.	25,748,556
155,441	MGIC Investment Corp.	9,158,584
298,070	PartnerRe Ltd.	20,429,718
190,681	PMI Group, Inc. (The)	8,622,595
83,319	Radian Group, Inc.	4,572,547
169,067	RenaissanceRe Holdings Ltd.	8,477,019

		121,739,774

Regional Banks — 5.9%
112,357	City National Corp.	8,269,475
267,843	Commerce Bancshares, Inc.	12,939,495
321,579	First Horizon National Corp.(a)	13,355,176
1,212,131	KeyCorp	45,418,549
124,197	M&T Bank Corp.	14,385,738
302,573	Zions Bancorp	25,573,470

		119,941,903

REIT — 6.9%
483,703	Apartment Investment & Management Co.	27,904,826
475,834	Brandywine Realty Trust	15,897,614
157,007	Developers Diversified Realty Corp.	9,875,740
235,560	Equity Residential	11,361,059
373,852	Highwoods Properties, Inc.	14,763,415
124,667	Home Properties, Inc.(a)	6,583,664
84,697	iStar Financial, Inc.	3,966,361
396,503	Liberty Property Trust	19,317,626
355,673	Mack-Cali Realty Corp.	16,940,705
265,193	Pennsylvania Real Estate Investment Trust	11,756,006

		138,367,016

Retail Apparel — 1.0%
293,570	Ross Stores, Inc.	10,098,808
293,634	Williams-Sonoma, Inc.(a)	10,412,262

		20,511,070

Semiconductors — 1.3%
923,671	LSI Corp.*	9,643,125
429,258	Tessera Technologies, Inc.*	17,058,713

		26,701,838

Specialty Financials — 2.3%
426,499	CIT Group, Inc.	22,570,327
245,435	Eaton Vance Corp.	8,747,303
744,708	H&R Block, Inc.	15,668,656

		46,986,286

Telephone — 1.5%
539,974	Embarq Corp.	30,427,535

Thrift Banks — 1.6%
722,967	Hudson City Bancorp, Inc.	9,890,188
464,151	Webster Financial Corp.	22,283,889

		32,174,077

Shares	Description	Value
Common Stocks — (continued)
Tobacco — 0.4%
133,300	Reynolds American, Inc.	$8,319,253

Transports — 0.7%
177,972	Landstar System, Inc.	8,158,236
124,501	Norfolk Southern Corp.	6,299,751

		14,457,987

Trust/Processors — 1.3%
448,739	Northern Trust Corp.	26,987,164

TOTAL COMMON STOCKS		$2,005,523,618

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.8%
JPMorgan Chase Nassau — Time Deposit
$15,311,904	5.262%	04/02/07	$15,311,904

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,020,835,522

Shares	Description	Value
Securities Lending Collateral — 0.9%
18,030,650	Boston Global Investment Trust - Enhanced Portfolio	$18,030,650

TOTAL INVESTMENTS — 101.0%		$2,038,866,172

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(19,272,911)

NET ASSETS — 100.0%		$2,019,593,261

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.
(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,753,645,750

Gross unrealized gain	308,614,124
Gross unrealized loss	(23,393,702)

Net unrealized security gain	$285,220,422

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND**

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 95.8%
Australia — 2.8%
1,794,826	Alumina Ltd. (Metals & Mining)	$10,606,548

Belgium — 3.4%
121,359	InBev NV (Beverages)	8,805,893
68,365	UCB SA (Pharmaceuticals)	3,984,673

		12,790,566

Bermuda — 2.2%
865,467	Catlin Group Ltd. (Insurance)	8,515,311

France — 10.3%
42,792	Ipsen SA (Pharmaceuticals)	2,103,001
86,090	Sanofi-Aventis (Pharmaceuticals)	7,491,057
96,212	Technip SA(a) (Energy Equipment & Services)	6,999,707
109,478	Total SA (Oil, Gas & Consumable Fuels)	7,648,231
94,508	Vinci SA (Construction & Engineering)	14,736,990

		38,978,986

Germany — 10.2%
522,950	Deutsche Telekom AG (Diversified Telecommunication Services)	8,659,808
112,224	E.ON AG (Electric Utilities)	15,277,500
76,666	Merck KGaA (Pharmaceuticals)	9,899,346
49,277	Rheinmetall AG (Industrial Conglomerates)	4,599,881

		38,436,535

Hong Kong — 3.5%
1,123,500	Esprit Holdings Ltd. (Specialty Retail)	13,165,164

India — 1.7%
281,100	Satyam Computer Services Ltd. ADR (IT Services)	6,380,970

Israel — 1.8%
179,418	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals)	6,715,616

Italy — 3.0%
1,190,890	UniCredito Italiano SpA (Commercial Banks)	11,339,968

Japan — 15.4%
224,900	Alpen Co. Ltd.(a) (Specialty Retail)	5,622,306
232,600	Credit Saison Co. Ltd. (Consumer Finance)	7,626,036
907,000	Hitachi Metals Ltd.(a) (Metals & Mining)	10,042,612
393,200	Millea Holdings, Inc. (Insurance)	14,489,482
1,479	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	13,390,122
175,000	Union Tool Co.(a) (Machinery)	7,167,875

		58,338,433

Netherlands — 5.6%
236,442	ING Groep NV (Diversified Financial Services)	10,003,151
242,507	TNT NV (Air Freight & Logistics)	11,147,102

		21,150,253

Shares	Description	Value
Common Stocks — (continued)
Norway — 2.3%
581,125	Prosafe ASA(a) (Energy Equipment & Services)	$8,749,011

Russia — 4.0%
88,036	LUKOIL ADR London Shares (Oil, Gas & Consumable Fuels)	7,590,920
7,950	LUKOIL ADR U.S. Shares (Oil, Gas & Consumable Fuels)	684,495
16,197	Sberbank GDR* (Commercial Banks)	6,956,219

		15,231,634

South Korea — 2.0%
82,400	Kookmin Bank (Commercial Banks)	7,409,860

Spain — 4.5%
297,668	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	7,309,344
383,034	Indra Sistemas SA (IT Services)	9,676,529

		16,985,873

Sweden — 2.8%
194,955	Svenska Cellulosa AB Series B(a) (Paper & Forest Products)	10,437,130

Switzerland — 5.7%
118,345	Credit Suisse Group (Capital Markets)	8,519,502
33,422	Nestle SA (Food Products)	13,023,839

		21,543,341

Taiwan — 1.9%
682,339	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	7,335,144

United Kingdom — 12.7%
977,896	Amvescap PLC (Capital Markets)	10,786,770
953,930	Bodycote International PLC (Machinery)	5,832,718
2,451,384	Old Mutual PLC (Insurance)	7,939,894
892,642	Prudential PLC (Insurance)	12,613,507
4,080,854	Vodafone Group PLC (Wireless Telecommunication Services)	10,911,647

		48,084,536

TOTAL COMMON STOCKS		$362,194,879
Preferred Stock — 2.0%
Brazil — 2.0%
228,467	Tim Participacoes SA ADR(a) (Wireless Telecommunication Services)	$7,420,608

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND**

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.0%
JPMorgan Chase Nassau — Time Deposit
$7,473,895	5.262%	04/02/07	$7,473,895

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$377,089,382

Shares	Description	Value
Securities Lending Collateral — 8.4%
31,798,776	Boston Global Investment Trust - Enhanced Portfolio	$31,798,776

TOTAL INVESTMENTS — 108.2%		$408,888,158

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(30,881,824)

NET ASSETS — 100.0%		$378,006,334

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

As a % of
Net Assets

Investments Industry Classifications †
Air Freight & Logistics	3.0%
Beverages	2.3
Capital Markets	5.1
Commercial Banks	12.3
Construction & Engineering	3.9
Consumer Finance	2.0
Diversified Financial Services	2.6
Diversified Telecommunication Services	2.3
Electric Utilities	4.1
Energy Equipment & Services	4.2
Food Products	3.5
Industrial Conglomerates	1.2
Insurance	11.5
IT Services	4.2
Machinery	3.4
Metals & Mining	5.5
Oil, Gas & Consumable Fuels	4.2
Paper & Forest Products	2.8
Pharmaceuticals	8.0
Semiconductors & Semiconductor Equipment	1.9
Short-term Investments #	10.4
Specialty Retail	5.0
Wireless Telecommunication Services	4.8

TOTAL	108.2%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include securities lending collateral.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND**

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION— At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$361,365,686

Gross unrealized gain	57,863,947
Gross unrealized loss	(10,341,475)

Net unrealized security gain	$47,522,472

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

** Effective April 30, 2007, the name of the Goldman Sachs Variable Insurance Trust International Equity Fund has changed to the Goldman Sachs Variable Insurance Trust Strategic International Equity Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 100.2%
Aerospace & Defense — 2.0%
48,200	Alliant Techsystems, Inc.*	$4,237,744

Apparel/Shoes — 5.5%
174,380	Chico’s FAS, Inc.*	4,260,103
83,400	Coach, Inc.*	4,174,170
121,070	Urban Outfitters, Inc.*	3,209,566

		11,643,839

Audio & Visual Equipment — 2.0%
43,000	Harman International Industries, Inc.	4,131,440

Auto Parts & Related — 1.7%
216,200	Gentex Corp.	3,513,250

Banks — 1.0%
66,210	Commerce Bancorp, Inc.(a)	2,210,090

Beverages — 2.6%
30,700	Hansen Natural Corp.*	1,162,916
56,410	Fortune Brands, Inc.	4,446,236

		5,609,152

Biotechnology — 3.5%
64,600	Celgene Corp.*	3,388,916
108,700	MedImmune, Inc.*	3,955,593

		7,344,509

Broadcasting & Cable/Satellite TV — 2.3%
415,900	Entravision Communications Corp. Class A*	3,884,506
73,400	XM Satellite Radio Holdings, Inc. Class A*(a)	948,328

		4,832,834

Commercial Services — 2.4%
134,200	Iron Mountain, Inc.*	3,506,646
42,380	Suntech Power Holdings Co., Ltd. ADR*(a)	1,466,772

		4,973,418

Computer Hardware — 1.6%
159,100	Jabil Circuit, Inc.	3,406,331

Computer Services — 3.8%
114,000	CheckFree Corp.*	4,228,260
54,200	Global Payments, Inc.	1,846,052
71,300	MoneyGram International, Inc.	1,979,288

		8,053,600

Computer Software — 6.6%
223,266	Activision, Inc.*	4,228,658
82,400	Electronic Arts, Inc.*	4,149,664
122,100	NAVTEQ Corp.*	4,212,450
30,800	Salesforce.com, Inc.*	1,318,856

		13,909,628

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — 0.5%
24,650	Weight Watchers International, Inc.	$1,136,119

Drugs & Medicine — 1.2%
69,100	Amylin Pharmaceuticals, Inc.*(a)	2,581,576

Electrical Equipment — 2.0%
140,000	Dresser-Rand Group, Inc.*	4,264,400

Financials — 2.8%
28,000	HFF, Inc. Class A*	420,000
44,500	Legg Mason, Inc.	4,192,345
47,400	Raymond James Financial, Inc.	1,410,624

		6,022,969

Gaming/Lodging — 1.5%
89,200	Hilton Hotels Corp.	3,207,632

Hospitals & Related — 0.8%
41,800	Psychiatric Solutions, Inc.*	1,684,958

Health Care Services — 1.1%
38,700	Covance, Inc.*	2,296,458

Household/Personal Care — 2.2%
46,900	Chattem, Inc.*	2,764,286
61,300	Newell Rubbermaid, Inc.	1,905,817

		4,670,103

Insurance — 3.0%
59,200	Aon Corp.	2,247,232
18,300	MGIC Investment Corp.	1,078,236
17,600	Principal Financial Group, Inc.	1,053,712
52,600	Willis Group Holdings Ltd.	2,081,908

		6,461,088

Internet & Online — 0.6%
13,500	Baidu.com, Inc. ADR*	1,303,425

Manufacturing — 3.9%
39,700	American Standard Companies, Inc.	2,104,894
24,400	Kennametal, Inc.	1,649,684
63,690	Rockwell Automation, Inc.	3,813,120
11,900	Roper Industries, Inc.	653,072

		8,220,770

Medical Products — 6.4%
42,105	C.R. Bard, Inc.	3,347,769
52,700	Cytyc Corp.*	1,802,867
114,200	St. Jude Medical, Inc.*	4,295,062
88,720	Thermo Fisher Scientific, Inc.*	4,147,660

		13,593,358

Medical Supplies — 1.8%
79,690	Charles River Laboratories International, Inc.*	3,686,459

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Networking/Telecommunications Equipment — 1.7%
18,600	Leap Wireless International, Inc.*	$1,227,228
17,550	Research In Motion Ltd.*	2,395,399

		3,622,627

Oil & Gas — 2.4%
73,300	Newfield Exploration Co.*	3,057,343
50,800	Quicksilver Resources, Inc.*(a)	2,020,316

		5,077,659

Oil Well Services & Equipment — 9.2%
79,650	Cameron International Corp.*	5,001,223
96,300	Grant Prideco, Inc.*	4,799,592
102,900	Smith International, Inc.	4,944,345
103,810	Weatherford International Ltd.*	4,681,831

		19,426,991

Other Technology — 2.8%
65,510	Amphenol Corp. Class A	4,229,981
125,111	Cogent, Inc.*(a)	1,682,743

		5,912,724

Producer Goods — 1.9%
51,500	W.W. Grainger, Inc.	3,977,860

Publishing — 3.2%
20,600	Focus Media Holding Ltd. ADR*	1,616,276
49,000	Getty Images, Inc.*	2,382,870
16,000	Lamar Advertising Co. Class A	1,007,520
66,600	National CineMedia, Inc.*	1,778,220

		6,784,886

Retailing — 4.6%
93,600	Advance Auto Parts, Inc.	3,608,280
19,700	J.C. Penney Co., Inc.	1,618,552
129,300	Williams-Sonoma, Inc.(a)	4,584,978

		9,811,810

Semi-Capital — 3.9%
92,400	Formfactor, Inc.*	4,134,900
103,700	Tessera Technologies, Inc.*	4,121,038

		8,255,938

Semiconductors — 1.7%
91,100	Linear Technology Corp.	2,877,849
45,000	Marvell Technology Group Ltd.*	756,450

		3,634,299

Shares	Description	Value
Common Stocks — (continued)
Technology Services — 1.2%
29,710	Cognizant Technology Solutions Corp. Class A*	$2,622,502

Telecommunications — 4.8%
67,800	American Tower Corp. Class A*	2,640,810
50,600	Clearwire Corp. Class A*(a)	1,035,782
107,700	Crown Castle International Corp.*	3,460,401
107,800	NeuStar, Inc. Class A*	3,065,832

		10,202,825

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$212,325,271
Securities Lending Collateral — 5.9%
12,389,711	Boston Global Investment Trust - Enhanced Portfolio	$12,389,711

TOTAL INVESTMENTS — 106.1%		$224,714,982

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1%)		(12,854,583)

NET ASSETS — 100.0%		$211,860,399

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$212,589,424

Gross unrealized gain	22,561,175
Gross unrealized loss	(10,435,617)

Net unrealized security gain	$12,125,558

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Aerospace & Defense — 2.4%
24,838	Boeing Co. (The)	$2,208,347
12,900	General Dynamics Corp.	985,560
4,000	Goodrich Corp.	205,920
25,375	Honeywell International, Inc.	1,168,772
4,000	L-3 Communications Holdings, Inc.	349,880
11,182	Lockheed Martin Corp.	1,084,878
10,992	Northrop Grumman Corp.	815,826
14,100	Raytheon Co.	739,686
5,300	Rockwell Collins, Inc.	354,729
31,700	United Technologies Corp.	2,060,500

		9,974,098

Air Freight & Couriers — 0.9%
5,300	C.H. Robinson Worldwide, Inc.	253,075
9,800	FedEx Corp.	1,052,814
33,900	United Parcel Service, Inc. Class B	2,376,390

		3,682,279

Airlines — 0.1%
24,318	Southwest Airlines Co.	357,475

Auto Components — 0.2%
5,500	Goodyear Tire & Rubber Co. (The)*	171,545
6,200	Johnson Controls, Inc.	586,644

		758,189

Automobiles — 0.4%
60,181	Ford Motor Co.(a)	474,828
18,000	General Motors Corp.	551,520
8,200	Harley-Davidson, Inc.	481,750

		1,508,098

Beverages — 2.0%
24,300	Anheuser-Busch Companies, Inc.	1,226,178
2,500	Brown-Forman Corp. Class B	163,900
63,700	Coca-Cola Co. (The)	3,057,600
8,600	Coca-Cola Enterprises, Inc.	174,150
6,900	Constellation Brands, Inc. Class A*	146,142
1,500	Molson Coors Brewing Co. Class B	141,930
3,900	Pepsi Bottling Group, Inc.	124,371
51,810	PepsiCo., Inc.	3,293,044

		8,327,315

Biotechnology — 1.2%
37,108	Amgen, Inc.*	2,073,595
10,785	Biogen Idec, Inc.*	478,638
11,900	Celgene Corp.*	624,274
8,200	Genzyme Corp.*	492,164
14,600	Gilead Sciences, Inc.*	1,116,900
7,500	MedImmune, Inc.*	272,925

		5,058,496

Building Products — 0.2%
5,700	American Standard Companies, Inc.	302,214
12,500	Masco Corp.	342,500

		644,714

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — 3.6%
7,480	Ameriprise Financial, Inc.	$427,407
24,000	Bank of New York Co., Inc. (The)	973,200
3,652	Bear Stearns Companies, Inc. (The)	549,078
32,600	Charles Schwab Corp. (The)	596,254
13,700	E*Trade Financial Corp.*	290,714
2,800	Federated Investors, Inc. Class B	102,816
5,230	Franklin Resources, Inc.	631,941
13,000	Goldman Sachs Group, Inc. (The)	2,686,190
6,000	Janus Capital Group, Inc.	125,460
4,200	Legg Mason, Inc.	395,682
16,700	Lehman Brothers Holdings, Inc.	1,170,169
13,100	Mellon Financial Corp.	565,134
28,100	Merrill Lynch & Co., Inc.	2,294,927
33,534	Morgan Stanley	2,641,138
6,000	Northern Trust Corp.	360,840
10,500	State Street Corp.	679,875
8,500	T. Rowe Price Group, Inc.	401,115

		14,891,940

Chemicals — 1.6%
6,900	Air Products & Chemicals, Inc.	509,841
1,800	Ashland, Inc.	118,080
30,477	Dow Chemical Co. (The)	1,397,675
29,400	E.I. du Pont de Nemours & Co.	1,453,242
2,700	Eastman Chemical Co.	170,991
5,600	Ecolab, Inc.	240,800
3,500	Hercules, Inc.*	68,390
2,500	International Flavors & Fragrances, Inc.	118,050
17,254	Monsanto Co.	948,280
5,300	PPG Industries, Inc.	372,643
10,000	Praxair, Inc.	629,600
4,375	Rohm & Haas Co.	226,275
4,200	Sigma-Aldrich Corp.	174,384

		6,428,251

Commercial Banks — 4.0%
17,100	BB&T Corp.	701,442
5,050	Comerica, Inc.	298,556
5,900	Commerce Bancorp, Inc.	196,942
4,200	Compass Bancshares, Inc.	288,960
17,705	Fifth Third Bancorp	685,006
3,900	First Horizon National Corp.	161,967
7,549	Huntington Bancshares, Inc.	164,946
12,600	KeyCorp	472,122
2,500	M&T Bank Corp.	289,575
8,200	Marshall & Ilsley Corp.	379,742
18,400	National City Corp.	685,400
10,974	PNC Financial Services Group, Inc.	789,770
23,125	Regions Financial Corp.	817,931
11,300	SunTrust Banks, Inc.	938,352
10,300	Synovus Financial Corp.	333,102
56,234	U.S. Bancorp	1,966,503
60,191	Wachovia Corp.	3,313,515
106,860	Wells Fargo & Co.	3,679,190
3,500	Zions Bancorp	295,820

		16,458,841

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 0.5%
8,700	Allied Waste Industries, Inc.*	$109,533
3,000	Avery Dennison Corp.	192,780
4,400	Cintas Corp.	158,840
4,000	Equifax, Inc.	145,800
4,000	Monster Worldwide, Inc.*	189,480
7,100	Pitney Bowes, Inc.	322,269
7,100	R.R. Donnelley & Sons Co.	259,789
5,200	Robert Half International, Inc.	192,452
16,935	Waste Management, Inc.	582,733

		2,153,676

Communications Equipment — 2.6%
3,485	ADC Telecommunications, Inc.*	58,339
1	Alcatel-Lucent ADR	12
14,031	Avaya, Inc.*	165,706
2,785	Ciena Corp.*	77,841
191,200	Cisco Systems, Inc.*	4,881,336
49,800	Corning, Inc.*	1,132,452
7,225	JDS Uniphase Corp.*	110,037
18,000	Juniper Networks, Inc.*	354,240
75,935	Motorola, Inc.	1,341,771
52,300	QUALCOMM, Inc.	2,231,118
13,900	Tellabs, Inc.*	137,610

		10,490,462

Computers & Peripherals — 3.7%
27,200	Apple Computer, Inc.*	2,527,152
71,600	Dell, Inc.*	1,661,836
66,700	EMC Corp.*	923,795
84,698	Hewlett-Packard Co.	3,399,778
47,700	International Business Machines Corp.	4,496,202
3,100	Lexmark International, Inc. Class A*	181,226
5,600	NCR Corp.*	267,512
11,500	Network Appliance, Inc.*	419,980
5,300	QLogic Corp.*	90,100
7,200	SanDisk Corp.*	315,360
111,400	Sun Microsystems, Inc.*	669,514

		14,952,455

Construction & Engineering — 0.1%
2,800	Fluor Corp.	251,216

Construction Materials — 0.1%
3,000	Vulcan Materials Co.	349,440

Consumer Finance — 0.9%
37,900	American Express Co.	2,137,560
12,973	Capital One Financial Corp.	978,942
12,771	SLM Corp.	522,334

		3,638,836

Containers & Packaging — 0.2%
3,200	Ball Corp.	146,720
3,300	Bemis Co., Inc.	110,187
3,900	Pactiv Corp.*	131,586
5,216	Sealed Air Corp.	164,826
3,400	Temple-Inland, Inc.	203,116

		756,435

Distributors — 0.1%
5,350	Genuine Parts Co.	262,150

Diversified Consumer Services — 0.1%
4,500	Apollo Group, Inc. Class A*	197,550
10,100	H&R Block, Inc.	212,504

		410,054

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — 5.3%
141,628	Bank of America Corp.	$7,225,860
1,056	Chicago Mercantile Exchange Holdings, Inc. Class A	562,278
6,200	CIT Group, Inc.	328,104
155,340	Citigroup, Inc.	7,975,156
109,925	JPMorgan Chase & Co.	5,318,171
7,500	Moody’s Corp.	465,450

		21,875,019

Diversified Telecommunication Services — 3.1%
197,837	AT&T, Inc.	7,800,713
3,700	CenturyTel, Inc.	167,203
9,900	Citizens Communications Co.	148,005
4,840	Embarq Corp.	272,734
49,163	Qwest Communications International, Inc.*	441,975
91,830	Verizon Communications, Inc.	3,482,194
14,881	Windstream Corp.	218,602

		12,531,426

Electric Utilities — 1.9%
5,000	Allegheny Energy, Inc.*	245,700
12,640	American Electric Power Co., Inc.	616,200
39,813	Duke Energy Corp.	807,806
10,400	Edison International	510,952
6,300	Entergy Corp.	660,996
21,100	Exelon Corp.	1,449,781
10,100	FirstEnergy Corp.	669,024
12,800	FPL Group, Inc.	782,976
3,300	Pinnacle West Capital Corp.	159,225
12,200	PPL Corp.	498,980
8,177	Progress Energy, Inc.	412,448
23,600	Southern Co.	864,940

		7,679,028

Electrical Equipment — 0.4%
5,600	Cooper Industries Ltd. Class A	251,944
25,000	Emerson Electric Co.	1,077,250
5,400	Rockwell Automation, Inc.	323,298

		1,652,492

Electronic Equipment & Instruments — 0.2%
12,524	Agilent Technologies, Inc.*	421,934
5,900	Jabil Circuit, Inc.	126,319
4,325	Molex, Inc.	121,965
18,500	Sanmina-SCI Corp.*	66,970
28,300	Solectron Corp.*	89,145
2,700	Tektronix, Inc.	76,032

		902,365

Energy Equipment & Services — 1.8%
10,180	Baker Hughes, Inc.	673,203
9,600	BJ Services Co.	267,840
4,700	ENSCO International, Inc.	255,680
31,300	Halliburton Co.	993,462
8,600	Nabors Industries Ltd.*	255,162
5,500	National-Oilwell Varco, Inc.*	427,845
4,200	Noble Corp.	330,456
3,500	Rowan Companies, Inc.	113,645
37,200	Schlumberger Ltd.	2,570,520
6,300	Smith International, Inc.	302,715
9,227	Transocean, Inc.*	753,846
10,900	Weatherford International Ltd.*	491,590

		7,435,964

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food & Drug Retailing — 2.4%
14,112	Costco Wholesale Corp.	$759,790
48,613	CVS/Caremark Corp.	1,659,648
22,600	Kroger Co. (The)	638,450
13,800	Safeway, Inc.	505,632
6,773	SUPERVALU, INC.	264,621
19,500	Sysco Corp.	659,685
77,700	Wal-Mart Stores, Inc.	3,648,015
31,500	Walgreen Co.	1,445,535
4,500	Whole Foods Market, Inc.	201,825

		9,783,201

Food Products — 1.1%
20,749	Archer-Daniels-Midland Co.	761,488
6,900	Campbell Soup Co.	268,755
16,100	ConAgra Foods, Inc.	401,051
4,200	Dean Foods Co.	196,308
10,800	General Mills, Inc.	628,776
10,300	H.J. Heinz Co.	485,336
5,500	Hershey Co. (The)	300,630
8,100	Kellogg Co.	416,583
5,900	Kraft Foods, Inc. Class A	186,794
4,200	McCormick & Co., Inc.	161,784
22,900	Sara Lee Corp.	387,468
7,500	Tyson Foods, Inc. Class A	145,575
6,950	Wm. Wrigley Jr. Co.	353,963

		4,694,511

Gas Utilities — 0.1%
1,400	Nicor, Inc.	67,788
2,700	Questar Corp.	240,867

		308,655

Healthcare Equipment & Supplies — 1.6%
1,600	Bausch & Lomb, Inc.	81,856
20,400	Baxter International, Inc.	1,074,468
7,700	Becton, Dickinson and Co.	592,053
7,825	Biomet, Inc.	332,484
37,206	Boston Scientific Corp.*	540,975
3,100	C.R. Bard, Inc.	246,481
4,990	Hospira, Inc.*	204,091
36,300	Medtronic, Inc.	1,780,878
10,800	St. Jude Medical, Inc.*	406,188
9,400	Stryker Corp.	623,408
4,200	Varian Medical Systems, Inc.*	200,298
7,570	Zimmer Holdings, Inc.*	646,554

		6,729,734

Healthcare Providers & Services — 2.3%
16,492	Aetna, Inc.	722,185
6,100	AmerisourceBergen Corp.	321,775
12,700	Cardinal Health, Inc.	926,465
3,100	CIGNA Corp.	442,246
5,000	Coventry Health Care, Inc.*	280,250
4,300	Express Scripts, Inc.*	347,096
5,300	Humana, Inc.*	307,506
3,900	Laboratory Corp. of America Holdings*	283,257
2,300	Manor Care, Inc.	125,028
9,214	McKesson Corp.	539,388
9,200	Medco Health Solutions, Inc.*	667,276
4,600	Patterson Companies, Inc.*	163,254
5,100	Quest Diagnostics, Inc.	254,337

Shares	Description	Value
Common Stocks — (continued)
Healthcare Providers & Services — (continued)
15,750	Tenet Healthcare Corp.*	$101,272
42,700	UnitedHealth Group, Inc.	2,261,819
19,500	WellPoint, Inc.*	1,581,450

		9,324,604

Healthcare Technology — 0.0%
6,400	IMS Health, Inc.	189,824

Hotels, Restaurants & Leisure — 1.6%
14,100	Carnival Corp.	660,726
4,600	Darden Restaurants, Inc.	189,474
6,000	Harrah’s Entertainment, Inc.	506,700
12,500	Hilton Hotels Corp.	449,500
10,800	International Game Technology	436,104
10,400	Marriott International, Inc. Class A	509,184
38,265	McDonald’s Corp.	1,723,838
23,900	Starbucks Corp.*	749,504
6,900	Starwood Hotels & Resorts Worldwide, Inc.	447,465
2,900	Wendy’s International, Inc.	90,770
6,026	Wyndham Worldwide Corp.*	205,788
8,220	Yum! Brands, Inc.	474,787

		6,443,840

Household Durables — 0.6%
2,100	Black & Decker Corp. (The)	171,402
4,000	Centex Corp.	167,120
9,000	D.R. Horton, Inc.	198,000
4,800	Fortune Brands, Inc.	378,336
2,100	Harman International Industries, Inc.	201,768
2,400	KB HOME	102,408
6,000	Leggett & Platt, Inc.	136,020
4,400	Lennar Corp. Class A	185,724
9,033	Newell Rubbermaid, Inc.	280,836
6,700	Pulte Homes, Inc.	177,282
2,000	Snap-On, Inc.	96,200
2,700	Stanley Works (The)	149,472
2,459	Whirlpool Corp.	208,794

		2,453,362

Household Products — 2.1%
4,800	Clorox Co. (The)	305,712
16,100	Colgate-Palmolive Co.	1,075,319
14,540	Kimberly-Clark Corp.	995,845
99,978	Procter & Gamble Co.	6,314,610

		8,691,486

Independent Power Producers & Energy Traders — 0.5%
21,300	AES Corp. (The)*	458,376
5,750	Constellation Energy Group, Inc.	499,963
11,397	Dynegy, Inc. Class A*	105,536
14,580	TXU Corp.	934,578

		1,998,453

Industrial Conglomerates — 3.8%
23,300	3M Co.	1,780,819
325,300	General Electric Co.	11,502,608
4,000	Textron, Inc.	359,200
62,837	Tyco International Ltd.	1,982,507

		15,625,134

Insurance — 4.7%
10,400	ACE Ltd.	593,424
15,700	Aflac, Inc.	738,842
19,638	Allstate Corp. (The)	1,179,458
3,300	AMBAC Financial Group, Inc.	285,087

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
82,379	American International Group, Inc.	$5,537,516
9,650	Aon Corp.	366,314
13,000	Chubb Corp. (The)	671,710
5,568	Cincinnati Financial Corp.	236,083
14,200	Genworth Financial, Inc.	496,148
10,100	Hartford Financial Services Group, Inc.	965,358
8,760	Lincoln National Corp.	593,840
14,400	Loews Corp.	654,192
17,700	Marsh & McLennan Companies, Inc.	518,433
4,250	MBIA, Inc.	278,333
23,900	MetLife, Inc.	1,509,285
8,600	Principal Financial Group, Inc.	514,882
23,700	Progressive Corp. (The)	517,134
14,900	Prudential Financial, Inc.	1,344,874
3,300	SAFECO Corp.	219,219
3,100	Torchmark Corp.	203,329
21,390	Travelers Companies, Inc. (The)	1,107,360
10,918	UnumProvident Corp.	251,442
5,800	XL Capital Ltd. Class A	405,768

		19,188,031

Internet & Catalog Retail — 0.2%
9,900	Amazon.com, Inc.*	393,921
7,100	IAC/InterActiveCorp.*	267,741

		661,662

Internet Software & Services — 1.4%
36,000	eBay, Inc.*	1,193,400
6,890	Google, Inc. Class A*	3,156,722
7,800	VeriSign, Inc.*	195,936
38,300	Yahoo!, Inc.*	1,198,407

		5,744,465

IT Consulting & Services — 1.1%
3,200	Affiliated Computer Services, Inc. Class A*	188,416
17,500	Automatic Data Processing, Inc.	847,000
4,600	Cognizant Technology Solutions Corp. Class A*	406,042
5,300	Computer Sciences Corp.*	276,289
4,600	Convergys Corp.*	116,886
16,400	Electronic Data Systems Corp.	453,952
5,100	Fidelity National Information Services, Inc.	231,846
24,149	First Data Corp.	649,608
5,350	Fiserv, Inc.*	283,871
10,850	Paychex, Inc.	410,889
4,308	Sabre Holdings Corp. Class A	141,087
11,900	Unisys Corp.*	100,317
24,449	Western Union Co. (The)	536,656

		4,642,859

Leisure Equipment & Products — 0.2%
2,700	Brunswick Corp.	85,995
9,000	Eastman Kodak Co.	203,040
5,350	Hasbro, Inc.	153,117
11,912	Mattel, Inc.	328,414

		770,566

Life Sciences Tools & Services — 0.3%
5,700	Applera Corporation-Applied Biosystems Group	168,549
1,700	Millipore Corp.*	123,199
3,900	PerkinElmer, Inc.	94,458
12,900	Thermo Fisher Scientific, Inc.*	603,075
3,200	Waters Corp.*	185,600

		1,174,881

Shares	Description	Value
Common Stocks — (continued)
Machinery — 1.6%
20,500	Caterpillar, Inc.	$1,374,115
1,700	Cummins, Inc.	246,024
7,600	Danaher Corp.	543,020
7,200	Deere & Co.	782,208
6,300	Dover Corp.	307,503
4,700	Eaton Corp.	392,732
12,900	Illinois Tool Works, Inc.	665,640
9,600	Ingersoll-Rand Co., Ltd. Class A	416,352
5,900	ITT Corp.	355,888
7,895	PACCAR, Inc.	579,493
3,900	Pall Corp.	148,200
3,575	Parker Hannifin Corp.	308,558
3,200	Terex Corp.*	229,632

		6,349,365

Media — 3.4%
23,264	CBS Corp. Class B	711,646
15,600	Clear Channel Communications, Inc.	546,624
98,117	Comcast Corp. Class A*	2,546,136
24,600	DIRECTV Group, Inc. (The)*	567,522
2,300	Dow Jones & Co., Inc.	79,281
2,500	E.W. Scripps Co. Class A	111,700
7,500	Gannett Co., Inc.	422,175
13,971	Interpublic Group of Companies, Inc.*	171,983
11,200	McGraw-Hill Companies, Inc. (The)	704,256
1,100	Meredith Corp.	63,129
4,900	New York Times Co. Class A(a)	115,199
74,700	News Corp. Class A	1,727,064
5,200	Omnicom Group, Inc.	532,376
120,298	Time Warner, Inc.	2,372,277
5,387	Tribune Co.	172,977
21,664	Viacom, Inc. Class B*	890,607
64,529	Walt Disney Co. (The)	2,221,733

		13,956,685

Metals & Mining — 0.9%
27,508	Alcoa, Inc.	932,521
3,251	Allegheny Technologies, Inc.	346,849
11,455	Freeport-McMoRan Copper & Gold, Inc.	758,206
14,211	Newmont Mining Corp.	596,720
9,600	Nucor Corp.	625,248
3,720	United States Steel Corp.	368,912

		3,628,456

Multi-Utilities — 1.2%
6,600	Ameren Corp.	331,980
9,698	CenterPoint Energy, Inc.	173,982
7,400	CMS Energy Corp.	131,720
8,200	Consolidated Edison, Inc.	418,692
11,050	Dominion Resources, Inc.	980,909
5,800	DTE Energy Co.	277,820
2,332	Integrys Energy Group, Inc.	129,449
5,400	KeySpan Corp.	222,210
8,900	NiSource, Inc.	217,516
10,900	PG&E Corp.	526,143
8,000	Public Service Enterprise Group, Inc.	664,320
8,413	Sempra Energy	513,277
7,100	TECO Energy, Inc.	122,191
12,710	Xcel Energy, Inc.	313,810

		5,024,019

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail — 1.2%
3,500	Big Lots, Inc.*	$109,480
1,800	Dillard’s, Inc. Class A	58,914
9,687	Dollar General Corp.	204,880
4,700	Family Dollar Stores, Inc.	139,214
16,634	Federated Department Stores, Inc.	749,362
7,200	J.C. Penney Co., Inc.	591,552
10,400	Kohl’s Corp.*	796,744
7,400	Nordstrom, Inc.	391,756
2,600	Sears Holdings Corp.*	468,416
27,100	Target Corp.	1,605,946

		5,116,264

Office Electronics — 0.1%
30,200	Xerox Corp.*	510,078

Oil & Gas — 8.1%
14,658	Anadarko Petroleum Corp.	630,001
10,400	Apache Corp.	735,280
13,000	Chesapeake Energy Corp.	401,440
68,353	Chevron Corp.	5,055,388
52,041	ConocoPhillips	3,557,002
5,800	CONSOL Energy, Inc.	226,954
14,000	Devon Energy Corp.	969,080
22,230	El Paso Corp.	321,668
7,800	EOG Resources, Inc.	556,452
180,160	Exxon Mobil Corp.	13,593,072
8,600	Hess Corp.	477,042
3,400	Kinder Morgan, Inc.	361,930
10,956	Marathon Oil Corp.	1,082,781
6,000	Murphy Oil Corp.	320,400
26,600	Occidental Petroleum Corp.	1,311,646
8,500	Peabody Energy Corp.	342,040
20,006	Spectra Energy Corp.	525,558
3,900	Sunoco, Inc.	274,716
19,200	Valero Energy Corp.	1,238,208
19,000	Williams Companies, Inc. (The)	540,740
11,700	XTO Energy, Inc.	641,277

		33,162,675

Paper & Forest Products — 0.3%
14,440	International Paper Co.	525,616
5,798	MeadWestvaco Corp.	178,810
6,792	Weyerhaeuser Co.	507,634

		1,212,060

Personal Products — 0.2%
14,000	Avon Products, Inc.	521,640
3,700	Estee Lauder Companies, Inc. Class A (The)	180,745

		702,385

Pharmaceuticals — 6.2%
48,700	Abbott Laboratories	2,717,460
4,900	Allergan, Inc.	543,018
3,400	Barr Pharmaceuticals, Inc.*	157,590
64,200	Bristol-Myers Squibb Co.	1,782,192
31,400	Eli Lilly & Co.	1,686,494
10,100	Forest Laboratories, Inc.*	519,544
91,660	Johnson & Johnson	5,523,432
7,766	King Pharmaceuticals, Inc.*	152,757
68,500	Merck & Co., Inc.	3,025,645
6,800	Mylan Laboratories, Inc.	143,752
224,384	Pfizer, Inc.	5,667,940

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — (continued)
47,200	Schering-Plough Corp.	$1,204,072
3,600	Watson Pharmaceuticals, Inc.*	95,148
42,800	Wyeth	2,141,284

		25,360,328

Real Estate Investment Trusts — 1.3%
3,000	Apartment Investment & Management Co.	173,070
7,100	Archstone-Smith Trust	385,388
2,500	Avalonbay Communities, Inc.	325,000
3,700	Boston Properties, Inc.	434,380
4,000	Developers Diversified Realty Corp.	251,600
9,500	Equity Residential	458,185
16,600	Host Hotels & Resorts, Inc.	436,746
7,300	Kimco Realty Corp.	355,802
5,600	Plum Creek Timber Co., Inc.	220,752
7,800	ProLogis	506,454
3,900	Public Storage, Inc.	369,213
7,000	Simon Property Group, Inc.	778,750
4,100	Vornado Realty Trust	489,294

		5,184,634

Real Estate Management & Development — 0.0%
5,800	CB Richard Ellis Group, Inc. Class A*	198,244
6,698	Realogy Corp.*	198,328

		396,572

Road & Rail — 0.8%
11,452	Burlington Northern Santa Fe Corp.	921,084
13,900	CSX Corp.	556,695
12,700	Norfolk Southern Corp.	642,620
2,000	Ryder System, Inc.	98,680
8,600	Union Pacific Corp.	873,330

		3,092,409

Semiconductor Equipment & Products — 2.3%
17,300	Advanced Micro Devices, Inc.*	225,938
11,300	Altera Corp.*	225,887
10,400	Analog Devices, Inc.	358,696
44,100	Applied Materials, Inc.	807,912
14,650	Broadcom Corp. Class A*	469,826
182,100	Intel Corp.	3,483,573
6,300	KLA-Tencor Corp.	335,916
9,500	Linear Technology Corp.	300,105
24,300	LSI Logic Corp.*	253,692
10,200	Maxim Integrated Products, Inc.	299,880
24,100	Micron Technology, Inc.*	291,128
9,300	National Semiconductor Corp.	224,502
3,900	Novellus Systems, Inc.*	124,878
11,300	NVIDIA Corp.*	325,214
7,400	PMC-Sierra, Inc.*	51,874
6,000	Teradyne, Inc.*	99,240
45,800	Texas Instruments, Inc.	1,378,580
10,400	Xilinx, Inc.	267,592

		9,524,433

Software — 3.2%
18,500	Adobe Systems, Inc.*	771,450
7,300	Autodesk, Inc.*	274,480
6,700	BMC Software, Inc.*	206,293
13,504	CA, Inc.	349,889
5,600	Citrix Systems, Inc.*	179,368
11,000	Compuware Corp.*	104,390
10,000	Electronic Arts, Inc.*	503,600

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
10,500	Intuit, Inc.*	$287,280
273,000	Microsoft Corp.	7,608,510
12,000	Novell, Inc.*	86,640
125,820	Oracle Corp.*	2,281,117
29,018	Symantec Corp.*	502,011

		13,155,028

Specialty Retail — 2.0%
2,700	Abercrombie & Fitch Co.	204,336
4,772	AutoNation, Inc.*	101,357
1,600	AutoZone, Inc.*	205,024
9,000	Bed Bath & Beyond, Inc.*	361,530
12,750	Best Buy Co., Inc.	621,180
5,000	Circuit City Stores, Inc.	92,650
16,850	Gap, Inc. (The)	289,989
64,397	Home Depot, Inc. (The)	2,365,946
10,400	Limited Brands, Inc.	271,024
48,000	Lowe’s Companies, Inc.	1,511,520
8,900	Office Depot, Inc.*	312,746
2,400	OfficeMax, Inc.	126,576
4,300	RadioShack Corp.	116,229
3,500	Sherwin-Williams Co. (The)	231,140
23,000	Staples, Inc.	594,320
4,400	Tiffany & Co.	200,112
14,300	TJX Companies, Inc. (The)	385,528

		7,991,207

Textiles & Apparel — 0.5%
11,600	Coach, Inc.*	580,580
3,700	Jones Apparel Group, Inc.	113,701
3,200	Liz Claiborne, Inc.	137,120
6,000	Nike, Inc. Class B	637,560
2,000	Polo Ralph Lauren Corp.	176,300
2,900	VF Corp.	239,598

		1,884,859

Thrifts & Mortgage Finance — 1.3%
18,398	Countrywide Financial Corp.	618,909
30,800	Fannie Mae	1,681,064
21,800	Freddie Mac	1,296,882
15,700	Hudson City Bancorp, Inc.	214,776
2,600	MGIC Investment Corp.	153,192
11,785	Sovereign Bancorp, Inc.	299,810
28,240	Washington Mutual, Inc.	1,140,331

		5,404,964

Tobacco — 1.6%
66,500	Altria Group, Inc.	5,839,365
5,300	Reynolds American, Inc.	330,773
5,100	UST, Inc.	295,698

		6,465,836

Trading Companies & Distributors — 0.0%
2,300	W.W. Grainger, Inc.	177,652

Wireless Telecommunication Services — 0.6%
11,400	ALLTEL Corp.	706,800
91,410	Sprint Nextel Corp.	1,733,134

		2,439,934

TOTAL COMMON STOCKS		$402,595,825

		Expiration
Units	Description	Date	Value
Warrant* — 0.0%
Aerospace & Defense — 0.0%
1,845	Raytheon Co.	6/16/11	$32,011

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Obligation — 0.1%
United States Treasury Bill
$550,000	5.002%	06/07/07	$544,979
Short-Term Obligation — 1.4%
JPMorgan Chase Nassau — Time Deposit
$5,875,339	5.262%	04/02/07	$5,875,339

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$409,048,154

Shares	Description	Value
Securities Lending Collateral — 0.1%
542,500	Boston Global Investment Trust - Enhanced Portfolio	$542,500

TOTAL INVESTMENTS — 100.0%		$409,590,654

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%)		(335,244)

NET ASSETS — 100.0%		$409,255,410

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2007, the following future contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P 500 Index	109	June 2007	$7,800,040	$64,553

TAX INFORMATION — At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$323,259,301

Gross unrealized gain	98,821,931
Gross unrealized loss	(12,490,578)

Net unrealized security gain	$86,331,353

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 18.7%
Automotive — 0.2%
DaimlerChrysler NA Holding Corp.
$550,000	8.500%	01/18/31	$687,571

Banks — 4.4%
Asian Development Bank
5,000,000	1.000	10/01/15	3,584,840
Greater Bay Bancorp Series B
500,000	5.250	03/31/08	498,959
MUFG Capital Finance 1 Ltd.(a)
850,000	6.346	07/29/49	867,370
Nordea Bank Sweden AB(a)(b)
2,100,000	8.950	11/29/49	2,274,065
Popular North America, Inc.
1,425,000	5.650	04/15/09	1,430,895
Resona Bank Ltd.(a)(b)
1,250,000	5.850	09/29/49	1,243,890
Tokai Preferred Capital Co. LLC(a)(b)
1,250,000	9.980	12/29/49	1,316,473
VTB Capital SA for Vneshtorgbank(a)(b)
980,000	5.960	08/01/08	980,490

			12,196,982

Electric — 2.3%
Arizona Public Service Co.
475,000	6.375	10/15/11	492,362
350,000	6.250	08/01/16	360,071
CenterPoint Energy, Inc. Series B
1,000,000	7.250	09/01/10	1,055,583
MidAmerican Energy Holdings Co.
1,250,000	7.520	09/15/08	1,288,664
750,000	6.125	04/01/36	747,308
Pacific Gas & Electric Co.
1,800,000	6.050	03/01/34	1,792,380
Progress Energy, Inc.
200,000	5.625	01/15/16	201,785
350,000	7.000	10/30/31	388,308

			6,326,461

Energy — 0.5%
Canadian Natural Resources Ltd.
225,000	5.700	05/15/17	225,400
50,000	5.850	02/01/35	46,677
400,000	6.500	02/15/37	406,780
150,000	6.250	03/15/38	147,743
Kerr-McGee Corp.
550,000	6.950	07/01/24	580,556

			1,407,156

Entertainment — 0.3%
Time Warner Entertainment Co. LP
750,000	8.375	03/15/23	884,888
Time Warner, Inc.
100,000	6.500	11/15/36	99,838

			984,726

Environmental — 0.3%
Waste Management, Inc.
750,000	7.375	08/01/10	796,569

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Financial Companies — 3.7%
Farmer Mac Guaranteed Notes Trust Series 2006-2(b)
$4,400,000	5.500%	07/15/11	$4,494,983
GATX Financial Corp.
1,000,000	8.875	06/01/09	1,070,636
HBOS Treasury Services PLC(b)
2,500,000	5.250	02/21/17	2,516,650
PHH Corp.
1,225,000	6.000	03/01/08	1,227,724
Residential Capital Corp.
1,000,000	6.125	11/21/08	999,346
100,000	6.500	04/17/13	98,945

			10,408,284

Food & Beverage — 0.4%
Nabisco, Inc.
1,000,000	7.050	07/15/07	1,004,259

Life Insurance — 0.5%
American International Group, Inc.
225,000	6.250	03/15/37	222,833
Phoenix Life Insurance Co.(b)
450,000	7.150	12/15/34	477,059
Swiss Re Capital I LP(a)(b)
700,000	6.854	05/29/49	723,145

			1,423,037

Media — 0.9%
Comcast Corp.
625,000	6.450	03/15/37	628,146
Cox Communications, Inc.
1,750,000	4.625	01/15/10	1,724,884
Viacom, Inc.
300,000	5.750	04/30/11	303,956

			2,656,986

Pipelines — 0.9%
Boardwalk Pipelines LP
575,000	5.875	11/15/16	578,348
Energy Transfer Partners LP
275,000	5.650	08/01/12	278,326
475,000	5.950	02/01/15	481,949
Enterprise Products Operating LP
450,000	5.600	10/15/14	448,778
325,000	5.000	03/01/15	309,770
ONEOK Partners LP
325,000	6.650	10/01/36	333,891

			2,431,062

Property/Casualty Insurance — 1.2%
AON Capital Trust A
500,000	8.205	01/01/27	562,034
Arch Capital Group Ltd.
475,000	7.350	05/01/34	512,577
Aspen Insurance Holdings Ltd.
350,000	6.000	08/15/14	348,442
Chubb Corp.(a)
525,000	6.375	03/29/67	524,879
Endurance Specialty Holdings Ltd.
375,000	6.150	10/15/15	374,432
Marsh & McClennan Cos., Inc.
600,000	5.150	09/15/10	596,537
White Mountains Reinsurance Group Ltd.(b)
600,000	6.375	03/20/17	592,284

			3,511,185

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
REIT — 0.6%
Highwoods Properties, Inc.(b)
$425,000	5.850%	03/15/17	$421,392
iStar Financial, Inc. Series B
1,300,000	5.700	03/01/14	1,292,951

			1,714,343

Tobacco — 0.1%
Altria Group, Inc.
125,000	7.750	01/15/27	149,933

Wireless Telecommunications — 1.3%
America Movil SA de CV
1,000,000	5.500	03/01/14	990,260
New Cingular Wireless Services, Inc.
675,000	7.875	03/01/11	738,592
500,000	8.750	03/01/31	647,175
Nextel Communications, Inc.
900,000	6.875	10/31/13	924,750
Sprint Capital Corp.
25,000	6.875	11/15/28	24,867
Telecom Italia Capital SA
300,000	4.875	10/01/10	294,717

			3,620,361

Wirelines Telecommunications — 1.1%
Deutsche Telekom International Finance BV
700,000	8.250	06/15/30	867,018
Embarq Corp.
150,000	7.995	06/01/36	154,879
GTE Corp.
750,000	7.510	04/01/09	781,188
Telecom Italia Capital SA
225,000	4.000	01/15/10	217,316
800,000	4.950	09/30/14	755,676
Telefonica Europe BV
300,000	7.750	09/15/10	323,271

			3,099,348

TOTAL CORPORATE BONDS			$52,418,263
Mortgage-Backed Obligations — 60.9%
Adjustable Rate FHLMC(a) — 2.2%
$2,530,497	4.847%	09/01/35	$2,521,019
3,684,101	4.732	10/01/35	3,624,897

			6,145,916

Adjustable Rate FNMA(a) — 4.2%
2,042,727	4.460	05/01/33	2,038,745
1,583,870	3.850	10/01/33	1,582,572
2,490,691	4.573	05/01/35	2,518,904
2,953,501	5.356	09/01/35	2,989,596
2,541,306	4.917	12/01/35	2,536,080

			11,665,897

Adjustable Rate Non-Agency(a) — 23.8%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class A4
3,000,000	5.182	09/10/47	2,979,860
Bear Stearns Mortgage Funding Trust
Series 2006-AR1, Class 2A1
2,369,706	5.540	08/25/36	2,368,614
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1
2,968,818	4.143	02/25/37	2,913,588
Countrywide Alternative Loan Trust
Series 2005-59, Class 1A2A
1,072,951	5.730	11/20/35	1,078,541

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Countrywide Alternative Loan Trust
Series 2006-OA10, Class 4A1
$2,790,088	5.510%	08/25/46	$2,788,509
Countrywide Alternative Loan Trust
Series 2006-OA16, Class A2
4,600,665	5.510	10/25/46	4,588,718
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR2, Class 2A1A
2,041,264	5.520	11/19/37	2,045,143
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A4
3,000,000	5.332	11/10/45	3,013,219
Indymac Index Mortgage Loan Trust
Series 2006-AR2, Class 1A1A
1,921,130	5.540	04/25/46	1,923,467
Indymac Index Mortgage Loan Trust
Series 2006-AR4, Class A1A
2,004,130	5.530	05/25/46	2,005,735
J.P. Morgan Mortgage Trust Series 2007-A1, Class 1A1
989,814	4.204	07/25/35	974,353
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
984,946	4.767	07/25/35	977,391
J.P. Morgan Mortgage Trust Series 2007-A1, Class 5A2
981,125	4.771	07/25/35	972,236
Luminent Mortgage Capital Trust Series 2006-2, Class A1A
1,922,958	5.520	02/25/46	1,921,378
Master Adjustable Rate Mortgages Trust
Series 2006-OA2, Class 4A1A
1,920,595	5.833	12/25/46	1,920,595
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1C
3,000,000	5.152	12/25/35	2,988,523
Morgan Stanley Capital I Series 2006-T21, Class A4
3,500,000	5.162	10/12/52	3,456,646
Morgan Stanley Capital I Series 2007-T25, Class A3
2,000,000	5.514	11/12/49	2,019,161
Thornburg Mortgage Securities Trust
Series 2006-4, Class A2B
2,804,431	5.440	07/25/36	2,802,323
Thornburg Mortgage Securities Trust
Series 2006-5, Class A1
2,643,272	5.440	08/25/36	2,639,175
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Class A4
3,000,000	5.201	10/15/44	2,984,936
Washington Mutual, Inc. Series 2005-AR10, Class 1A3
2,000,000	4.836	09/25/35	1,998,557
Washington Mutual, Inc. Series 2006-AR11, Class 1A
3,541,350	5.943	09/25/46	3,550,203
Washington Mutual, Inc. Series 2006-AR11, Class 3A1A
944,882	5.903	09/25/46	946,506
Washington Mutual, Inc. Series 2006-AR13, Class 1A
1,808,567	5.863	10/25/46	1,811,675
Washington Mutual, Inc. Series 2006-AR17, Class 1A
885,029	5.803	12/25/46	886,640
Washington Mutual, Inc. Series 2006-AR19, Class 1A
939,789	5.673	01/25/47	938,614
Washington Mutual, Inc. Series 2007-OA2, Class 1A
961,052	5.683	03/25/47	960,151

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-AR7, Class A1A
$1,672,283	5.903%	09/25/46	$1,675,157
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-AR9, Class 2A
2,897,611	5.823	11/25/46	2,902,139
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR10, Class 5A3
1,686,328	5.607	07/25/36	1,683,834

			66,715,587

CMBS — Sequential Fixed Rate — 7.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A4
1,500,000	5.414	09/10/47	1,504,210
Bear Stearns Commercial Mortgage Securities
Series 1999-WF2, Class A2
2,700,000	7.080	07/15/31	2,785,227
Bear Stearns Commercial Mortgage Securities
Series 2006-T24, Class A4
1,750,000	5.537	10/12/41	1,770,350
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
3,000,000	5.431	10/15/49	3,008,079
GE Capital Commercial Mortgage Corp.
Series 2002-1A, Class A3
2,700,000	6.269	12/10/35	2,821,471
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A4
1,500,000	4.738	07/15/42	1,439,302
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
2,000,000	5.429	12/12/43	2,004,094
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
2,000,000	5.156	02/15/31	1,970,905
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class A2
2,700,000	4.740	11/13/36	2,638,961

TOTAL CMBS			$19,942,599

CMO — 1.1%
Interest Only(a)(c) — 0.0%
FNMA Series 2004-71, Class DI
673,352	0.000	04/25/34	26,824

PAC — 1.0%
FHLMC Series 1686, Class PH
7,991	5.000	05/15/21	7,973
FNMA Series 2003-92, Class PD
3,000,000	4.500	03/25/17	2,940,190

			2,948,163

Sequential Fixed Rate — 0.1%
FHLMC Series 2473, Class VM
266,346	6.000	10/15/07	265,890

TOTAL CMO			$3,240,877

FHLMC — 9.9%
111,734	7.000	08/01/10	113,932
212	7.000	09/01/11	217
16,724	7.000	11/01/11	17,155
31,365	7.000	12/01/11	32,172
120,391	7.500	06/01/15	124,922

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$317,096	7.000%	07/01/16	$324,052
1,749,322	5.500	02/01/18	1,756,920
125,150	5.500	04/01/18	125,693
215,623	4.500	05/01/18	209,248
50,512	4.500	06/01/18	49,018
204,506	4.500	09/01/18	198,459
220,432	5.500	09/01/18	221,389
149,009	4.500	10/01/18	144,603
805	7.500	10/01/18	807
153,610	4.500	11/01/18	149,068
1,073,373	4.500	12/01/18	1,041,635
3,707,859	5.000	12/01/18	3,665,871
56,054	4.500	01/01/19	54,397
111,375	4.500	03/01/19	108,031
4,542,271	4.000	06/01/19	4,293,850
26,877	9.500	08/01/19	28,872
5,099,233	5.000	11/01/19	5,036,011
227,135	5.000	02/01/20	223,931
1,146	9.500	08/01/20	1,234
407,936	6.500	10/01/20	421,610
28,977	9.500	02/01/21	30,876
3,069,068	5.000	06/01/23	2,988,340
47,488	6.500	01/01/24	48,914
281,895	6.500	12/01/27	290,220
155,646	6.000	03/01/29	157,904
2,075	6.000	04/01/29	2,105
84,650	7.500	12/01/29	88,315
4,639	7.500	11/01/30	4,834
554,099	6.500	12/01/31	570,933
728,198	7.000	05/01/32	755,562
3,597	6.000	08/01/32	3,646
466,812	7.000	12/01/32	484,354
3,832,690	6.500	10/01/34	3,949,125

			27,718,225

FNMA — 11.6%
11,557	6.500	05/01/08	11,804
1,295	8.500	07/01/08	1,308
959	8.000	04/01/09	965
3,335	9.000	02/01/10	3,477
86,856	6.000	08/01/13	88,280
27,086	7.500	01/01/14	27,140
464,119	7.500	08/01/15	479,629
111,150	6.000	04/01/16	113,088
220,356	6.500	05/01/16	225,675
330,794	6.500	09/01/16	338,779
431,105	6.500	11/01/16	441,512
112,515	6.000	12/01/16	114,477
823,775	6.000	02/01/17	838,148
149,434	7.500	04/01/17	154,658
1,237,073	6.000	10/01/17	1,258,658
1,131,422	5.500	02/01/18	1,136,030
349,041	4.500	04/01/18	338,713
2,958,420	4.500	05/01/18	2,870,878
1,231,443	5.000	05/01/18	1,217,098
3,993,513	4.500	06/01/18	3,875,343
212,238	4.500	07/01/18	205,958
118,031	6.500	08/01/18	120,645
491,695	7.000	08/01/18	513,163
4,528,388	4.000	09/01/18	4,283,330
5,615,568	4.500	01/01/19	5,449,399

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$734	7.000%	07/01/25	$764
29,208	7.500	10/01/25	30,530
11,435	7.000	11/01/25	11,896
81,316	9.000	11/0125	88,416
4,237	7.000	08/01/27	4,410
26,484	7.000	09/01/27	27,567
1,003	7.000	01/01/28	1,044
4,580	7.500	03/01/28	4,788
860,220	6.000	02/01/29	873,078
490,698	6.000	03/01/29	497,739
197,962	6.500	03/01/29	204,216
425,181	6.000	05/01/29	431,282
49,848	6.500	05/01/29	51,393
1,222,944	6.000	06/01/29	1,240,493
314,992	6.500	06/01/29	324,755
153,612	6.500	07/01/29	158,373
276,411	6.500	08/01/29	284,979
7,830	7.000	09/01/29	8,155
128,323	6.500	10/01/29	132,301
105,217	8.000	10/01/29	111,641
173,717	6.500	11/01/29	179,102
143,001	6.500	12/01/29	147,434
55,817	7.000	12/01/29	58,132
20,166	7.500	12/01/29	21,054
9,346	7.500	04/01/30	9,756
1,652	8.500	04/01/30	1,777
56,719	7.500	05/01/30	59,216
13,432	8.000	05/01/30	13,936
564	8.500	06/01/30	607
13,309	7.500	08/01/30	13,893
38,443	7.500	09/01/30	40,131
277,506	6.500	04/01/31	285,757
52,651	7.000	05/01/32	54,736
382,946	7.000	06/01/32	397,413
462,670	7.000	08/01/32	480,149
140,900	8.000	08/01/32	148,887
2,000,001	7.500	12/01/36	2,071,856

			32,579,811

GNMA — 1.0%
744	6.500	09/15/08	748
74,824	7.000	03/15/12	76,376
66,344	7.000	06/15/23	69,245
22,568	7.000	10/15/25	23,549
35,535	7.000	11/15/25	37,080
4,694	7.000	02/15/26	4,892
21,190	7.000	04/15/26	22,083
9,776	7.000	03/15/27	10,164
1,411	7.000	06/15/27	1,467
26,069	7.000	10/15/27	27,103
188,079	7.000	11/15/27	195,540
10,453	7.000	01/15/28	10,866
77,182	7.000	02/15/28	80,231
26,086	7.000	03/15/28	27,117
12,507	7.000	04/15/28	13,001
1,630	7.000	05/15/28	1,694
29,205	7.000	06/15/28	30,359
53,035	7.000	07/15/28	55,130
144,796	7.000	08/15/28	150,516
66,816	7.000	09/15/28	69,456
11,562	7.000	11/15/28	12,019

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$6,223	7.500%	11/15/30	$6,486
4,267	7.000	10/15/31	4,435
1,497	7.000	12/15/31	1,556
38,599	7.500	10/15/32	40,252
1,752,202	6.000	08/20/34	1,774,335

			2,745,700

TOTAL MORTGAGE-BACKED OBLIGATIONS			$170,754,612
Agency Debentures — 13.1%
FHLB
6,000,000	4.570	10/17/08	5,964,735
10,000,000	5.823	05/06/09	10,186,700
1,800,000	4.000	12/30/11	1,731,193
6,990,000	4.875	12/14/12	6,986,860
5,000,000	4.750	11/14/14	4,937,931
FNMA
5,000,000	4.500	06/01/10	4,945,485
Tennessee Valley Authority
2,000,000	5.375	04/01/56	2,012,212

TOTAL AGENCY DEBENTURES			$36,765,116
U.S. Treasury Obligations — 4.6%
United States Treasury Bonds
1,540,000	4.500	02/15/36	1,453,976
United States Treasury Inflation-Protected Securities
771,393	1.875	07/15/13	761,936
1,288,476	2.000	07/15/14	1,276,802
2,080,542	1.875	07/15/15	2,035,228
300,660	2.500	07/15/16	308,697
200,726	2.375	01/15/17	203,831
301,089	2.375	01/15/27	303,571
United States Treasury Notes
1,500,000	4.875	08/15/16	1,524,495
United States Treasury Principal-Only STRIPS (d)
1,400,000	0.000	11/15/21	679,070
5,000,000	0.000	11/15/24	2,089,000
1,300,000	0.000	08/15/25	524,147
1,400,000	0.000	08/15/26	537,684
3,200,000	0.000	11/15/26	1,214,336

TOTAL U.S. TREASURY OBLIGATIONS			$12,912,773
Short-Term Obligation — 0.6%
JPMorgan Chase Nassau — Time Deposit
$1,658,854	5.262	04/02/07	$1,658,855

TOTAL INVESTMENTS — 97.9%			$274,509,619

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%			5,779,832

NET ASSETS — 100.0%			$280,289,451

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,040,431, which represents approximately 5.4% of net assets as of March 31, 2007.

(c) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMBS	— Commercial Mortgage Backed Securities
CMO	— Collateralized Mortgage Obligations
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At March 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency		Value on		Unrealized
Purchase Contracts	Expiration Date	Settlement Date	Current Value	Gain (Loss)

Australian Dollar	6/20/07	$3,008,621	$3,043,657	$35,036
British Pound	6/20/07	7,089,223	7,245,737	156,514
Canadian Dollar	6/20/07	1,105,000	1,124,493	19,493
Euro	6/20/07	1,988,938	1,994,637	5,699
Japanese Yen	6/20/07	2,871,000	2,854,695	(16,305)
New Zealand Dollar	6/20/07	1,321,000	1,319,905	(1,095)
Norwegian Krone	6/20/07	7,421,212	7,482,747	61,535
Swiss Franc	6/20/07	3,976,000	3,961,832	(14,168)
Swedish Krona	6/20/07	633,152	637,501	4,349

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$29,414,146	$29,665,204	$251,058

Open Forward Foreign Currency		Value on		Unrealized
Sale Contracts	Expiration Date	Settlement Date	Current Value	Gain (Loss)

Australian Dollar	6/20/07	$442,000	$447,477	$(5,477)
British Pound	6/20/07	3,312,998	3,340,618	(27,620)
Canadian Dollar	6/20/07	4,812,156	4,882,295	(70,139)
Euro	6/20/07	2,421,000	2,423,589	(2,589)
Japanese Yen	6/20/07	5,202,963	5,179,756	23,207
New Zealand Dollar	6/20/07	1,549,096	1,594,351	(45,255)
Norwegian Krone	6/20/07	2,430,000	2,446,679	(16,679)
Swiss Franc	6/20/07	9,846,081	9,853,296	(7,215)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$30,016,294	$30,168,061	$(151,767)

FUTURES CONTRACTS — At March 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	39	June 2007	$9,236,663	$(1,108)
Eurodollars	14	September 2007	3,322,375	(2,410)
Eurodollars	(278)	December 2007	(66,111,875)	25,130
Eurodollars	(4)	March 2008	(952,750)	(414)
Eurodollars	(4)	June 2008	(953,450)	(1,264)
U.S. Treasury Bonds	(117)	June 2007	(13,016,250)	148,680
3 Year Australian Bond	270	June 2007	21,763,051	(155,565)
10 Year Australian Bond	24	June 2007	1,960,001	(33,633)
2 Year U.S. Treasury Notes	15	June 2007	3,073,359	(4,246)
5 Year U.S. Treasury Notes	390	June 2007	41,260,781	(88,352)
10 Year U.S. Treasury Notes	15	June 2007	1,621,875	(4,480)

TOTAL			$1,203,780	$(117,662)

TAX INFORMATION — At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$274,159,761

Gross unrealized gain	1,901,342
Gross unrealized loss	(1,551,484)

Net unrealized security gain	$349,858

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 59.4%
Adjustable Rate FHLMC(a) — 2.0%
$843,499	4.847%	09/01/35	$840,340
921,025	4.732	10/01/35	906,224

			1,746,564

Adjustable Rate FNMA(a) — 4.1%
680,909	4.460	05/01/33	679,582
791,935	3.848	10/01/33	791,286
1,245,345	4.573	05/01/35	1,259,451
847,102	4.917	12/01/35	845,360

			3,575,679

Adjustable Rate Non-Agency(a) — 14.6%
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
500,000	5.711	09/11/38	515,472
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
500,000	5.724	03/15/49	515,508
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
1,000,000	5.226	07/15/44	998,002
Commercial Mortgage Pass Through Certificates Series 2006-C7, Class A4
1,000,000	5.769	06/10/46	1,033,947
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
715,301	5.730	11/20/35	719,027
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class1A1A
768,452	5.540	04/25/46	769,387
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
984,946	4.767	07/25/35	977,392
Lehman XS Trust Series 2007-4N, Class 3A2A
1,000,000	5.733	03/25/37	1,000,000
Luminent Mortgage Trust Series 2006-2, Class A1A
769,183	5.520	02/25/46	768,551
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
1,000,000	5.152	12/25/35	996,174
Washington Mutual Alternative Mortgage-Pass Through Certificates Series 2006-AR7, Class A1A
836,142	5.903	09/25/46	837,579
Washington Mutual, Inc. Series 2005-AR10, Class 1A3
1,000,000	4.836	09/25/35	999,278
Washington Mutual, Inc. Series 2006-AR13, Class 1A
904,283	5.863	10/25/46	905,837
Washington Mutual, Inc. Series 2006-AR11, Class 3A1A
944,882	5.903	09/25/46	946,506
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
843,164	5.601	07/25/36	841,917

			12,824,577

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
CMBS — 3.4%
Sequential Fixed Rate — 3.4%
Banc of America Commercial Mortgage, Inc. Series 2006-4, Class A4
$1,000,000	5.634%	07/10/46	$1,018,480
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4
1,000,000	5.414	09/10/47	1,002,806
Commercial Mortgage-Pass Through Certificates Series 2006-C8, Class A4
1,000,000	5.306	12/10/46	993,101

TOTAL CMBS			3,014,387

CMO — 13.5%
Interest Only(a)(b) — 0.0%
FNMA Series 2004-47, Class EI
412,225	0.000	06/25/34	17,046
FNMA Series 2004-62, Class DI
175,761	0.000	07/25/33	8,837

			25,883

PAC — 13.5%
FNMA Series 2003-32, Class PD
3,754,777	4.000	07/25/22	3,730,558
FNMA Series 2003-70, Class BS
3,621,806	4.000	04/25/22	3,581,742
FNMA Series 2719, Class GC
4,580,000	5.000	06/15/26	4,543,833

			11,856,133

TOTAL CMO			11,882,016

FHLMC — 7.2%
1,830,106	4.500	12/01/18	1,775,993
1,816,923	4.000	06/01/19	1,717,554
1,549,743	4.500	06/01/19	1,503,920
1,076	8.000	06/01/19	1,076
13,094	10.000	03/01/21	14,337
26,006	6.500	06/01/23	26,930
1,293,246	6.500	10/01/34	1,332,534

			6,372,344

FNMA — 14.6%
575	8.000	04/01/09	579
88,948	5.000	11/01/17	87,966
396,406	5.000	12/01/17	392,033
342,304	5.000	01/01/18	338,528
988,667	5.000	02/01/18	977,150
291,694	5.000	03/01/18	288,297
43,630	4.500	04/01/18	42,339
454,418	5.000	04/01/18	449,125
369,800	4.500	05/01/18	358,858
172,809	5.000	05/01/18	170,796
499,187	4.500	06/01/18	484,414
914,330	5.000	06/01/18	903,678
26,530	4.500	07/01/18	25,744
26,982	5.000	07/01/18	26,668
1,811,355	4.000	09/01/18	1,713,332
834,859	4.500	09/01/18	810,155
26,213	4.500	10/01/18	25,437
1,060,336	4.500	11/01/18	1,028,959
563,098	5.000	11/01/18	556,538

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$128,161	4.500%	12/01/18	$124,369
821,675	5.000	12/01/18	812,103
26,571	4.500	01/01/19	25,785
37,181	4.500	03/01/19	36,081
931,143	5.000	04/01/19	920,296
857,205	5.000	06/01/19	847,219
310,539	4.500	09/01/19	301,350
88,776	4.500	03/01/20	86,149
231,448	4.500	04/01/20	224,599
25,590	8.000	09/01/21	27,011
100,504	7.500	05/01/36	104,115
484,752	7.500	06/01/36	502,168
186,391	7.500	07/01/36	193,088

			12,884,929

GNMA — 0.0%
2,586	6.500	06/15/09	2,616
18,649	7.000	06/15/12	19,274

			21,890

TOTAL MORTGAGE-BACKED OBLIGATIONS			$52,322,386
Agency Debentures — 27.2%
FHLB
$7,000,000	3.500%	04/06/09	$6,815,536
4,500,000	4.000	12/19/11	4,307,878
9,500,000	4.000	12/30/11	9,136,853
FNMA
3,000,000	3.860	02/22/08	2,968,002
Tennessee Valley Authority
700,000	5.375	04/01/56	704,274

TOTAL AGENCY DEBENTURES			$23,932,543
U.S. Treasury Obligations — 4.8%
United States Treasury Inflation-Protected Securities
$220,398	1.875%	07/15/13	$217,696
429,492	2.000	07/15/14	425,601
416,216	1.875	07/15/15	407,151
100,373	2.375	01/15/27	101,200
United States Treasury Notes
100,000	4.500	09/30/11	99,850
200,000	5.125	05/15/16	206,890
2,100,000	4.875	08/15/16	2,134,293
United States Treasury Principal-Only STRIPS(c)
200,000	0.000	08/15/25	80,638
300,000	0.000	08/15/26	115,218
1,100,000	0.000	11/15/26	417,428

TOTAL U.S. TREASURY OBLIGATIONS			$4,205,965
Short-Term Obligation — 8.3%
JPMorgan Chase Nassau - Time Deposit
$7,286,491	5.262%	04/02/07	$7,286,491

TOTAL INVESTMENTS — 99.7%			$87,747,385

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			224,921

NET ASSETS — 100.0%			$87,972,306

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMBS	— Commercial Mortgage Backed Securities
CMO	— Collateralized Mortgage Obligations
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PAC	— Planned Amortization Class
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	36	June 2007	$8,526,150	$(2,372)
Eurodollars	10	September 2007	2,373,125	(1,721)
Eurodollars	(82)	December 2007	(19,500,625)	6,579
Eurodollars	(2)	March 2008	(476,375)	(207)
Eurodollars	(4)	June 2008	(953,450)	(1,264)
U.S. Treasury Bonds	11	June 2007	1,223,750	(15,309)
2 Year U.S. Treasury Notes	(29)	June 2007	(5,941,828)	5,619
5 Year U.S. Treasury Notes	170	June 2007	17,985,469	(42,222)
10 Year U.S. Treasury Notes	25	June 2007	2,703,125	(15,279)

TOTAL			$5,939,341	$(66,176)

TAX INFORMATION — At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$87,828,910

Gross unrealized gain	495,557
Gross unrealized loss	(577,082)

Net unrealized security loss	$(81,525)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 46.1%
Amstel Funding Corp.
$4,000,000	5.250%	06/29/07	$3,948,083
Austra Corp.
5,000,000	5.290	04/23/07	4,983,836
BA Credit Card Trust
4,000,000	5.260	04/18/07	3,990,064
5,000,000	5.240	06/06/07	4,951,967
Bavaria Trust Corp.
4,000,000	5.300	04/25/07	3,985,867
Bear Stearns & Cos., Inc.
5,000,000	5.420	04/02/07	4,999,247
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	5.260	04/17/07	4,988,311
3,000,000	5.250	05/24/07	2,976,813
Curzon Funding LLC
4,000,000	5.240	06/20/07	3,953,422
Davis Square Funding VI (Delaware) Corp.
5,000,000	5.270	04/11/07	4,992,681
Dorada Finance, Inc.
5,000,000	5.240	06/13/07	4,946,872
G Street Finance (Delaware) Corp.
5,000,000	5.270	04/20/07	4,986,093
General Electric Capital Corp.
4,000,000	5.150	10/15/07	3,887,272
George Street Finance LLC
4,000,000	5.300	04/19/07	3,989,400
Ivory Funding Corp.
5,000,000	5.240	04/05/07	4,997,089
KLIO III Funding Corp.
5,117,000	5.230	06/06/07	5,067,937
Monument Gardens Funding
5,000,000	5.250	06/04/07	4,953,333
Nieuw Amsterdam Receivables Corp.
2,910,000	5.250	04/26/07	2,899,391
North Sea Funding LLC
4,000,000	5.250	06/28/07	3,948,667
Simba Funding Corp.
4,368,000	5.245	05/29/07	4,331,089
Tulip Funding Corp.
4,000,000	5.320	04/26/07	3,985,222
United Parcel Service of America, Inc.
2,000,000	5.210	07/31/07	1,964,977
Victory Receivables Corp.
4,000,000	5.300	04/26/07	3,985,278
Westpac Banking Corp.
5,000,000	5.210	05/07/07	4,973,950

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$102,686,861
Eurodollar Certificates of Deposit — 0.4%
Societe Generale
$1,000,000	5.300%	01/03/08	$1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Master Demand Note — 1.8%
Merrill Lynch Mortgage Capital, Inc.
$4,000,000	5.558%	04/02/07	$4,000,000
Medium Term Notes — 2.7%
UBS AG Stamford
$1,000,000	5.400%	11/28/07	$1,000,000
Wal-Mart Stores, Inc.(a)
5,000,000	5.502	07/16/07	5,000,935

TOTAL MEDIUM TERM NOTES			$6,000,935
Variable Rate Obligations(b) — 36.0%
Barclays Bank PLC
$4,000,000	5.281%	04/16/07	$3,999,384
Caja Madrid
5,000,000	5.360	04/19/07	5,000,000
Credit Suisse First Boston, Inc.
5,000,000	5.330	05/18/07	5,000,000
Crown Point Capital Co. LLC
5,000,000	5.290	06/08/07	4,999,581
HBOS Treasury Services PLC
5,000,000	5.289	04/10/07	5,000,000
IBM Corp.(a)
10,000,000	5.330	04/09/07	10,000,000
Lehman Brothers Holdings, Inc.
5,000,000	5.330	05/29/07	5,000,000
Merrill Lynch & Co., Inc.
2,000,000	5.330	04/16/07	2,000,000
National City Bank of Indiana
5,000,000	5.340	04/04/07	5,000,000
Nordea Bank AB(a)
4,000,000	5.330	04/11/07	4,000,000
Royal Bank of Canada(c)
5,000,000	5.265	05/03/07	4,998,523
Royal Bank of Scotland Group PLC
5,000,000	5.265	04/26/07	4,998,541
Societe Generale
5,000,000	5.271	04/30/07	4,999,756
2,000,000	5.270	04/26/07	1,999,416
Suntrust Bank
5,000,000	5.290	04/02/07	5,000,021
Unicredito Italiano NY
4,000,000	5.310	06/11/07	4,000,007
Wells Fargo & Co.
4,000,000	5.310	04/03/07	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$79,995,229
Yankee Certificates of Deposit — 7.0%
Depfa Bank PLC
$2,000,000	5.320%	04/25/07	$2,000,000
6,500,000	5.320	05/08/07	6,500,000
Deutsche Bank AG
1,000,000	5.400	11/21/07	1,000,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Yankee Certificates of Deposit — (continued)
Norinchukin Bank NY
$6,000,000	5.370%	04/11/07	$6,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT			$15,500,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 94.0%			$209,183,025

Repurchase Agreement(d) — 7.9%
Joint Repurchase Agreement Account II
$17,500,000	5.405%	04/02/07	$17,500,000
Maturity Value: $17,507,882

TOTAL INVESTMENTS — 101.9%			$226,683,025

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%			(4,167,139)

NET ASSETS — 100.0%			$222,515,886

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 19,000,935, which represents approximately 8.5% of net assets as of March 30, 2007.

(b) Variable or floating rate security index is based on either Federal Funds, U.S. Treasury Bill, or London Interbank Offering Rate.

(c) All or a portion represents a forward commitment.

(d) Joint repurchase agreement was entered into on March 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Aerospace & Defense — 4.0%
122,739	Boeing Co. (The)	$10,912,725
100	Honeywell International, Inc.	4,606
64,600	Lockheed Martin Corp.	6,267,492
256,700	Northrop Grumman Corp.	19,052,274
187,200	Raytheon Co.	9,820,512

		46,057,609

Beverages — 2.7%
559,800	Coca-Cola Co. (The)	26,870,400
38,100	Molson Coors Brewing Co. Class B	3,605,022

		30,475,422

Biotechnology — 2.4%
156,490	Amgen, Inc.*	8,744,661
116,500	Celgene Corp.*	6,111,590
133,400	Gilead Sciences, Inc.*	10,205,100
229,400	Millennium Pharmaceuticals, Inc.*	2,605,984

		27,667,335

Capital Markets — 4.0%
24,300	Ameriprise Financial, Inc.	1,388,502
41,900	BlackRock, Inc.	6,549,389
278,300	Merrill Lynch & Co., Inc.	22,728,761
153,500	Morgan Stanley	12,089,660
50,800	SEI Investments Co.	3,059,684

		45,815,996

Chemicals — 1.4%
295,600	Monsanto Co.	16,246,176

Commercial Banks — 2.6%
163,100	Regions Financial Corp.	5,768,847
160,500	U.S. Bancorp	5,612,685
195,900	Wachovia Corp.	10,784,295
227,800	Wells Fargo & Co.	7,843,154

		30,008,981

Commercial Services & Supplies — 0.7%
110,700	Manpower, Inc.	8,166,339

Communications Equipment — 2.8%
1,230,640	Cisco Systems, Inc.*	31,418,239
28,000	Polycom, Inc.*	933,240

		32,351,479

Computers & Peripherals — 3.4%
629,200	Hewlett-Packard Co.	25,256,088
221,400	Lexmark International, Inc. Class A*	12,943,044

		38,199,132

Consumer Finance — 0.3%
166,900	AmeriCredit Corp.*(a)	3,815,334

Diversified Consumer Services — 0.1%
12,000	ITT Educational Services, Inc.*	977,880

Diversified Financial Services — 7.0%
538,022	Bank of America Corp.	27,449,882
207,514	Citigroup, Inc.	10,653,769
682,200	JPMorgan Chase & Co.	33,004,836
134,000	Moody’s Corp.	8,316,040

		79,424,527

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — 3.6%
742,442	AT&T, Inc.	29,274,488
166,500	CenturyTel, Inc.	7,524,135
95,100	Verizon Communications, Inc.	3,606,192

		40,404,815

Electric Utilities — 0.3%
14,900	Entergy Corp.	1,563,308
83,000	Reliant Energy, Inc.*	1,686,560

		3,249,868

Energy Equipment & Services — 0.6%
94,200	GlobalSantaFe Corp.	5,810,256
13,000	SEACOR Holdings, Inc.*	1,279,200

		7,089,456

Food & Staples Retailing — 1.9%
61,122	CVS/Caremark Corp.	2,086,705
548,300	Safeway, Inc.	20,089,712

		22,176,417

Food Products — 1.0%
39,100	Kraft Foods, Inc. Class A(a)	1,237,906
505,900	Tyson Foods, Inc. Class A	9,819,519

		11,057,425

Health Care Equipment & Supplies — 0.3%
44,800	Zimmer Holdings, Inc.*	3,826,368

Health Care Providers & Services — 2.8%
357,894	AmerisourceBergen Corp.	18,878,909
20,600	Apria Healthcare Group, Inc.*	664,350
134,769	Humana, Inc.*	7,819,297
26,100	Medco Health Solutions, Inc.*	1,893,033
30,500	WellCare Health Plans, Inc.*	2,600,125

		31,855,714

Health Care Technology — 0.1%
59,500	Emdeon Corp.*	900,235

Hotels, Restaurants & Leisure — 2.9%
402,300	Marriott International, Inc. Class A	19,696,608
190,600	McDonald’s Corp.	8,586,530
73,200	Yum! Brands, Inc.	4,228,032

		32,511,170

Household Products — 1.0%
73,400	Colgate-Palmolive Co.	4,902,386
72,000	Energizer Holdings, Inc.*	6,143,760
7,265	Procter & Gamble Co.	458,857

		11,505,003

Independent Power Producers & Energy Traders — 0.7%
6,101	Dynegy, Inc. Class A*	56,495
119,870	TXU Corp.	7,683,667

		7,740,162

Industrial Conglomerates — 2.7%
758,888	General Electric Co.	26,834,280
124,800	Tyco International Ltd.	3,937,440

		30,771,720

Insurance — 5.0%
68,030	AMBAC Financial Group, Inc.	5,877,112
369,600	Genworth Financial, Inc.	12,913,824
446,600	Loews Corp.	20,289,038
268,863	MBIA, Inc.(a)	17,607,838

		56,687,812

Internet & Catalog Retail — 0.1%
19,900	IAC/InterActiveCorp.*	750,429

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
IT Services — 2.8%
344,400	Accenture Ltd. Class A	13,273,176
361,200	Computer Sciences Corp.*	18,829,356

		32,102,532

Leisure Equipment & Products — 0.1%
27,000	Hasbro, Inc.	772,740

Life Sciences Tools & Services — 0.6%
185,500	Applera Corporation-Applied Biosystems Group	5,485,235
13,300	Varian, Inc.*	774,858

		6,260,093

Machinery — 2.4%
24,700	AGCO Corp.*	913,159
181,500	Deere & Co.	19,718,160
89,100	PACCAR, Inc.	6,539,940
500	SPX Corp.	35,100
9,100	Terex Corp.*	653,016

		27,859,375

Media — 6.3%
545,330	CBS Corp. Class B	16,681,645
288,450	Comcast Corp. Class A*	7,485,277
332,379	DIRECTV Group, Inc. (The)*	7,667,984
12,640	McGraw-Hill Companies, Inc. (The)	794,803
111,600	News Corp. Class B	2,730,852
1,271,529	Time Warner, Inc.	25,074,552
323,486	Walt Disney Co. (The)	11,137,623

		71,572,736

Metals & Mining — 0.6%
13,700	Newmont Mining Corp.	575,263
96,700	Nucor Corp.	6,298,071

		6,873,334

Multi-Utilities — 1.7%
406,500	PG&E Corp.	19,621,755

Multiline Retail — 0.4%
154,400	Dillard’s, Inc. Class A	5,053,512

Oil, Gas & Consumable Fuels — 10.0%
2,400	Chevron Corp.	177,504
308,700	Devon Energy Corp.	21,368,214
771,266	Exxon Mobil Corp.	58,192,020
53,200	Holly Corp.	3,154,760
221,000	Marathon Oil Corp.	21,841,430
900	Overseas Shipholding Group, Inc.	56,340
16,400	Tesoro Corp.	1,647,052
111,700	Valero Energy Corp.	7,203,533

		113,640,853

Personal Products — 0.1%
11,500	Estee Lauder Companies, Inc. Class A (The)	561,775

Pharmaceuticals — 6.8%
96,100	Forest Laboratories, Inc.*	4,943,384
192,982	Johnson & Johnson	11,629,095
605,600	Merck & Co., Inc.	26,749,352
1,354,615	Pfizer, Inc.	34,217,575

		77,539,406

Real Estate Investment Trusts — 1.0%
12,700	Boston Properties, Inc.	1,490,980
78,400	Health Care Property Investors, Inc.	2,824,752
64,300	HRPT Properties Trust	790,890
69,200	iStar Financial, Inc.	3,240,636
11,300	ProLogis	733,709
10,700	Simon Property Group, Inc.	1,190,375
8,400	SL Green Realty Corp.	1,152,312

		11,423,654

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — 0.3%
29,700	Avis Budget Group, Inc.*	811,404
60,700	J.B. Hunt Transport Services, Inc.	1,592,768
27,200	Ryder System, Inc.	1,342,048

		3,746,220

Semiconductors & Semiconductor Equipment — 2.6%
227,400	Atmel Corp.*	1,143,822
1,326,500	Micron Technology, Inc.*	16,024,120
11,300	Novellus Systems, Inc.*	361,826
392,352	Texas Instruments, Inc.	11,809,795

		29,339,563

Software — 4.4%
600	Mentor Graphics Corp.*	9,804
1,239,240	Microsoft Corp.	34,537,619
433,500	Symantec Corp.*	7,499,550
322,111	Synopsys, Inc.*	8,448,971

		50,495,944

Specialty Retail — 1.8%
78,900	American Eagle Outfitters, Inc.	2,366,211
539,794	AutoNation, Inc.*	11,465,225
178,088	Office Depot, Inc.*	6,258,012
6,700	OfficeMax, Inc.	353,358
16,200	Payless ShoeSource, Inc.*	537,840

		20,980,646

Textiles, Apparel & Luxury Goods — 0.1%
34,302	Jones Apparel Group, Inc.	1,054,100

Thrifts & Mortgage Finance — 0.8%
129,700	Countrywide Financial Corp.	4,363,108
303,386	Hudson City Bancorp, Inc.	4,150,320
1,900	PMI Group, Inc. (The)	85,918

		8,599,346

Tobacco — 1.8%
13,600	Loews Corp.-Carolina Group	1,028,296
330,767	UST, Inc.	19,177,871

		20,206,167

Trading Companies & Distributors — 0.1%
9,900	W.W. Grainger, Inc.	764,676

Wireless Telecommunication Services — 0.8%
33,300	ALLTEL Corp.	2,064,600
251,901	Sprint Nextel Corp.	4,776,043
23,980	Telephone & Data Systems, Inc.	1,429,688
8,400	United States Cellular Corp.*	616,980

		8,887,311

TOTAL COMMON STOCKS		$1,137,088,542

Securities Lending Collateral — 0.6%
6,392,475	Boston Global Investment Trust — Enhanced Portfolio	$6,392,475

TOTAL INVESTMENTS — 100.5%		$1,143,481,017

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(4,939,122)

NET ASSETS — 100.0%		$1,138,541,895

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P 500 Index	6	June 2007	$429,360	$7,198

TAX INFORMATION — At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,016,570,956

Gross unrealized gain	146,221,339
Gross unrealized loss	(19,311,278)

Net unrealized security gain	$126,910,061

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.7%
Aerospace & Defense — 0.3%
10,000	Triumph Group, Inc.	$553,400

Airlines — 0.3%
87,800	ExpressJet Holdings, Inc.*	512,752

Auto Components — 0.8%
100	ArvinMeritor, Inc.	1,825
100	Cooper Tire & Rubber Co.	1,829
5,700	Lear Corp.*	208,107
152,000	Visteon Corp.*	1,298,080

		1,509,841

Beverages — 0.2%
100	Boston Beer Co., Inc. Class A*	3,335
15,465	MGP Ingredients, Inc.(a)	315,022

		318,357

Biotechnology — 3.1%
60,500	Applera Corp.- Celera Group*	859,100
100	Array BioPharma, Inc.*	1,270
2,500	Maxygen, Inc.*	27,875
241,200	Millennium Pharmaceuticals, Inc.*	2,740,032
16,600	Pharmion Corp.*	436,414
100	Rigel Pharmaceuticals, Inc.*	1,086
164,714	Savient Pharmaceuticals, Inc.*	1,979,862

		6,045,639

Building Products — 0.0%
1,800	American Woodmark Corp.	66,168

Capital Markets — 0.5%
400	Capital Southwest Corp.	61,468
1,200	Piper Jaffray Companies*	74,328
14,200	SEI Investments Co.	855,266
100	SWS Group, Inc.	2,481

		993,543

Chemicals — 2.2%
100	A. Schulman, Inc.	2,356
32,098	CF Industries Holdings, Inc.	1,237,378
6,500	Innospec, Inc.	374,660
27,594	NewMarket Corp.	1,122,248
2,700	OM Group, Inc.*	120,636
82,883	Terra Industries, Inc.* (a)	1,450,452
100	Tronox, Inc. Class B	1,398

		4,309,128

Commercial Banks — 5.2%
100	1st Source Corp.	2,617
100	Ameris Bancorp	2,448
1,067	BancTrust Financial Group, Inc.	22,578
100	Bank of Granite Corp.	1,792
100	Banner Corp.	4,155
15,840	Cascade Bancorp	410,890
33,700	Central Pacific Financial Corp.	1,232,409
44,700	Chittenden Corp.	1,349,493
1,500	Columbia Bancorp	36,015
2,210	Community Trust Bancorp, Inc.	80,068
6,400	First Citizens BancShares, Inc. Class A	1,286,400

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
18,293	First Regional Bancorp *	543,302
606	First South Bancorp, Inc.(a)	18,598
100	FNB Corp.	3,583
13,100	Frontier Financial Corp.	326,845
28,131	Greater Bay Bancorp	756,443
100	Hancock Holding Co.	4,398
64,961	Hanmi Financial Corp.	1,238,157
100	Heritage Commerce Corp.	2,549
9,151	Intervest Bancshares Corp.*	262,634
8,600	MetroCorp Bancshares, Inc.	182,320
17,400	Mid-State Bancshares	638,406
100	Nara Bancorp, Inc.	1,751
1,000	Placer Sierra Bancshares	27,060
28,307	Preferred Bank	1,109,917
100	Renasant Corp.	2,468
6,710	Shore Bancshares, Inc.(a)	177,479
100	Southwest Bancorp, Inc.	2,569
100	Sterling Financial Corp.	3,119
100	Susquehanna Bancshares, Inc.	2,319
100	TriCo Bancshares	2,367
15,300	Umpqua Holdings Corp.	409,581
2,500	Vineyard National Bancorp Co.	57,600
100	Virginia Financial Group, Inc.	2,593

		10,204,923

Commercial Services & Supplies — 6.4%
63,000	ABM Industries, Inc.	1,662,570
25,398	Amrep Corp.(a)	1,961,995
13,200	Bowne & Co., Inc.	207,636
1,500	Central Parking Corp.	33,270
25,000	Comfort Systems USA, Inc.	299,500
100	Cornell Companies, Inc.*	2,022
21,400	First Consulting Group, Inc.*	194,740
100	Heidrick & Struggles International, Inc.*	4,845
140,486	IKON Office Solutions, Inc.	2,018,784
100	Interface, Inc. Class A	1,599
64,000	PHH Corp.*	1,955,840
68,291	Spherion Corp.*	602,327
6,200	Standard Parking Corp.*	219,294
31,000	TeleTech Holdings, Inc.*	1,137,390
100	Viad Corp.	3,860
78,911	Volt Information Sciences, Inc.*(a)	2,066,679
4,739	Waste Industries USA, Inc.	130,180

		12,502,531

Communications Equipment — 4.6%
14,200	C-COR, Inc.*	196,812
77,381	Carrier Access Corp.*	395,417
100	Ditech Networks, Inc.*	812
86,563	InterDigital Communications Corp.*	2,741,450
100	Loral Space & Communications, Inc.*	5,088
73,600	Polycom, Inc.*	2,453,088
21,700	SafeNet, Inc.*	614,110
319,600	UTStarcom, Inc.*(a)	2,649,484

		9,056,261

Computers & Peripherals — 0.5%
105,682	Brocade Communications Systems, Inc.*	1,006,093

Construction & Engineering — 1.4%
48,200	EMCOR Group, Inc.*	2,842,836
100	Infrasource Services, Inc.*	3,053

		2,845,889

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stock — (continued)
Consumer Finance — 1.9%
72,400	Advance America Cash Advance Centers, Inc.	1,114,236
100	Advanta Corp. Class B	4,384
9,300	AmeriCredit Corp.*	212,598
5,400	Cash America International, Inc.	221,400
4,422	Credit Acceptance Corp.*	120,234
49,431	EZCORP, Inc. Class A*	728,119
100	First Marblehead Corp. (The)	4,489
100	Rewards Network, Inc.*	530
34,055	World Acceptance Corp.*	1,360,497

		3,766,487

Containers & Packaging — 1.3%
1,000	AEP Industries, Inc.*	43,000
100	Chesapeake Corp.	1,510
9,100	Greif, Inc. Class A	1,011,101
48,000	Rock-Tenn Co. Class A	1,593,600

		2,649,211

Diversified Consumer Services — 1.5%
40,484	CPI Corp.	2,125,815
16,515	Pre-Paid Legal Services, Inc.*(a)	827,567

		2,953,382

Diversified Telecommunication Services — 0.6%
100	Atlantic Tele-Network, Inc.	2,613
100	Consolidated Communications Holdings, Inc.	1,989
36,809	CT Communications, Inc.	887,097
4,800	Golden Telecom, Inc.	265,824
6,700	IDT Corp. Class B	76,045

		1,233,568

Electric Utilities — 0.6%
3,406	Central Vermont Public Service Corp.	98,161
100	Northeast Utilities	3,277
37,500	Reliant Energy, Inc.*	762,000
6,100	UIL Holdings Corp.	211,670
2,500	Westar Energy, Inc.	68,800

		1,143,908

Electrical Equipment — 2.5%
57,500	Belden CDT, Inc.	3,081,425
1,400	EnerSys*	24,052
1,000	General Cable Corp.*	53,430
100	Powell Industries, Inc.*	3,200
45,200	Superior Essex, Inc.*	1,567,084
5,576	Woodward Governor Co.	229,564

		4,958,755

Electronic Equipment & Instruments — 0.9%
11,724	Agilysis, Inc.	263,439
400	Avnet, Inc.*	14,456
9,800	Coherent, Inc.*	311,052
10,582	Gerber Scientific, Inc.*	112,275
20,000	Ingram Micro, Inc. Class A*	386,200
342	Insight Enterprises, Inc.*	6,149
5,300	Mettler-Toledo International, Inc.*	474,721
100	SYNNEX Corp.*	2,124
8,010	Tech Data Corp.*	286,838

		1,857,254

Energy Equipment & Services — 1.0%
13,600	Gulfmark Offshore, Inc.*	593,640
3,400	Input/Output, Inc.*	46,852
100	Matrix Service Co.*	2,023
4,400	SEACOR Holdings, Inc.*	432,960
19,600	Trico Marine Services, Inc.*	730,296
2,800	Universal Compression Holdings, Inc.*	189,504

		1,995,275

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — 0.9%
18,073	Ingles Markets, Inc. Class A	738,101
2,332	Longs Drug Stores Corp.	120,424
17,400	Performance Food Group Co.*	537,138
100	Ruddick Corp.	3,008
14,277	Spartan Stores, Inc.	382,624

		1,781,295

Food Products — 0.6%
27,600	Imperial Sugar Co.(a)	925,428
100	Pilgrim’s Pride Corp.	3,319
2,200	Ralcorp Holdings, Inc.*	141,460
14	Seaboard Corp.	31,640

		1,101,847

Gas Utilities — 0.5%
21,400	ONEOK, Inc.	963,000

Health Care Equipment & Supplies — 3.5%
21,800	CONMED Corp.*	637,214
103,800	Immucor, Inc.*	3,054,834
3,100	Kinetic Concepts, Inc.*	156,984
10,300	Palomar Medical Technologies, Inc.*	411,485
27,100	West Pharmaceutical Services, Inc.	1,258,253
52,078	Zoll Medical Corp.*	1,387,879

		6,906,649

Health Care Providers & Services — 4.2%
75,500	AMERIGROUP Corp.*	2,295,200
41,500	Apria Healthcare Group, Inc.*	1,338,375
39,721	CorVel Corp.*	1,201,560
8,400	Cross Country Healthcare, Inc.*	153,132
82	Genesis HealthCare Corp.*	5,175
31,500	Kindred Healthcare, Inc.*	1,032,570
10,500	Medcath Corp.*	286,650
63,866	Molina Healthcare, Inc.*	1,953,661

		8,266,323

Health Care Technology — 0.2%
23,800	Emdeon Corp.*	360,094

Hotels, Restaurants & Leisure — 2.3%
100	Ambassadors Group, Inc.	3,324
100	Bally Technologies, Inc.*	2,358
10,417	Bob Evans Farms, Inc.	384,908
1,100	Buffalo Wild Wings, Inc.*	70,070
4,900	CEC Entertainment, Inc.*	203,546
44,800	Jack in the Box, Inc.*	3,097,024
20,300	Landry’s Restaurants, Inc.	600,880
161	Marcus Corp. (The)	3,745
9,600	O’Charley’s, Inc.*	185,184
110	Papa John’s International, Inc.*	3,234

		4,554,273

Household Durables — 3.0%
108,000	American Greetings Corp. Class A	2,506,680
45,500	Kimball International, Inc. Class B	877,240
93,000	Tempur-Pedic International, Inc.	2,417,070

		5,800,990

Household Products — 0.0%
100	Energizer Holdings, Inc.*	8,533

Industrial Conglomerates — 0.3%
27,900	Tredegar Corp.	635,841

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stock — (continued)
Insurance — 2.5%
11,250	American Physicians Capital, Inc.*	450,900
100	Direct General Corp.	2,126
21,400	LandAmerica Financial Group, Inc.	1,581,674
125,900	Meadowbrook Insurance Group, Inc.*	1,383,641
1,300	National Western Life Insurance Co. Class A	318,240
100	NYMAGIC, Inc.	4,085
3,600	Odyssey RE Holdings Corp.	141,516
3,700	Reinsurance Group of America, Inc.	213,564
36,000	Seabright Insurance Holdings, Inc.*	662,400
3,060	Stewart Information Services Corp.	127,877

		4,886,023

Internet & Catalog Retail — 0.0%
4,300	Systemax, Inc.	80,539

Internet Software & Services — 3.4%
100	Chordiant Software, Inc.*	1,035
36,600	InfoSpace, Inc.*	939,522
29,300	Internap Network Services Corp.*	461,475
100,338	Interwoven, Inc.*	1,695,712
100	Netratings, Inc.*	2,080
258,311	RealNetworks, Inc.*	2,027,741
27,200	S1 Corporation*	163,200
100	Sohu.com, Inc.*	2,143
58,479	SonicWALL, Inc.*	488,885
43,500	Vignette Corporation*	807,795

		6,589,588

IT Services — 1.4%
100	Ciber, Inc.*	787
100	Convergys Corp.*	2,541
8,500	Covansys Corp.*	209,780
14,000	CSG Systems International, Inc.*	350,280
36,993	Lightbridge, Inc.*	649,967
114,765	MPS Group, Inc.*	1,623,925
100	Total System Services, Inc.	3,185

		2,840,465

Life Sciences Tools & Services — 1.4%
2,700	Pharmanet Development Group, Inc.*	70,200
35,100	Varian, Inc.*	2,044,926
12,200	Waters Corp.*	707,600

		2,822,726

Machinery — 3.2%
74,500	AGCO Corp.*	2,754,265
100	Ampco-Pittsburgh Corp.	2,889
100	CIRCOR International, Inc.	3,570
5,000	EnPro Industries, Inc.*	180,250
11,400	NACCO Industries, Inc. Class A	1,566,474
19,000	Robbins & Myers, Inc.	708,510
16,100	SPX Corp.	1,130,220

		6,346,178

Media — 2.9%
20,740	Arbitron, Inc.	973,743
100	Harris Interactive, Inc.*	603
69,000	Live Nation, Inc.*	1,522,140
106,300	Marvel Entertainment, Inc.*	2,949,825
10,100	Scholastic Corp.*	314,110

		5,760,421

Metals & Mining — 0.1%
3,800	Ryerson, Inc.	150,556

Shares	Description	Value
Common Stock — (continued)
Multi-Utilities — 0.4%
7,700	Avista Corp.	186,571
19,191	NorthWestern Corp.	679,937
100	OGE Energy Corp.	3,880

		870,388

Multiline Retail — 1.4%
86,800	Big Lots, Inc.*	2,715,104
1,600	Dillards, Inc. Class A	52,368

		2,767,472

Oil, Gas & Consumable Fuels — 4.0%
100	Cabot Oil & Gas Corp.	6,732
45,804	Holly Corp.	2,716,177
100	Houston Exploration Co.*	5,395
100	NGP Capital Resources Co.	1,581
17,535	Overseas Shipholding Group, Inc.	1,097,691
7,900	Plains Exploration & Production Co.*	356,606
7,500	Rosetta Resources, Inc.*	154,050
69,290	Swift Energy Co.*	2,894,244
4,900	Tesoro Corp.	492,107
5,700	USEC, Inc.*	92,625
100	Western Refining, Inc.	3,902

		7,821,110

Paper & Forest Products — 0.0%
100	Mercer International, Inc.*	1,196

Personal Products — 1.6%
100	Alberto-Culver Co.	2,288
60,400	NBTY, Inc.*	3,203,616

		3,205,904

Pharmaceuticals — 0.7%
6,100	Bradley Pharmaceuticals, Inc.*	117,059
14,150	Caraco Pharmaceutical Laboratories Ltd.*	172,347
4,300	Medicines Co. (The)*	107,844
31,400	Noven Pharmaceuticals, Inc.*	728,480
14,400	Sciele Pharma, Inc.*	340,992

		1,466,722

Real Estate Investment Trusts — 7.4%
92,163	American Home Mortgage Investment Corp.(a)	2,487,479
220,859	Anthracite Capital, Inc.	2,650,308
100	Arbor Realty Trust, Inc.	3,044
1,500	CBRE Realty Finance, Inc.	19,845
5,700	Cousins Properties, Inc.	187,302
9,600	Crystal River Capital, Inc.	257,664
18,100	Entertainment Properties Trust	1,090,525
8,800	Franklin Street Properties Corp.	168,784
13,759	Gramercy Capital Corp.	422,126
100	Health Care Property Investors, Inc.	3,603
44,700	HRPT Properties Trust	549,810
37,300	iStar Financial, Inc.	1,746,759
4,300	Kite Realty Group Trust	85,785
100	LTC Properties, Inc.	2,591
14,791	Medical Properties Trust, Inc.	217,280
10,865	National Health Investors, Inc.	340,509
12,900	NorthStar Realty Finance Corp.	196,209
100	PS Business Parks, Inc.	7,052
10,200	RAIT Financial Trust	284,988
24,300	Redwood Trust, Inc.	1,267,974
1,800	Saul Centers, Inc.	102,420
99,900	Senior Housing Properties Trust	2,387,610
100	Universal Health Realty Income Trust	3,575

		14,483,242

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development — 0.0%
100	Jones Lang LaSalle, Inc.	10,428

Road & Rail — 1.3%
3,574	Dollar Thrifty Automotive Group, Inc.*	182,417
20,300	P.A.M. Transportation Services, Inc.*	418,586
50,300	Saia, Inc.*	1,194,625
43,660	U.S. Xpress Enterprises, Inc. Class A*	753,572

		2,549,200

Semiconductors & Semiconductor Equipment — 3.1%
35,500	Advanced Energy Industries, Inc.*	746,920
44,800	AMIS Holdings, Inc.*	490,560
456,818	Atmel Corp.*	2,297,795
66,400	Axcelis Technologies, Inc.*	507,296
50,175	Cirrus Logic, Inc.*	384,340
34,900	Exar Corp.*	462,076
8,700	Intevac, Inc.*	229,419
17,200	Lattice Semiconductor Corp.*	100,620
29,500	MIPS Technologies, Inc.*	263,435
100	Novellus Systems, Inc.*	3,202
63,600	RF Micro Devices, Inc.*	396,228
24,100	Skyworks Solutions, Inc.*	138,575

		6,020,466

Software — 5.1%
2,900	Altiris, Inc.*	95,439
33,700	Ansoft Corp.*	1,066,268
19,900	Blackbaud, Inc.	485,958
166,041	Captaris, Inc.*	961,377
100	Manhattan Associates, Inc.*	2,743
160,900	Mentor Graphics Corp.*	2,629,106
23,000	MicroStrategy, Inc. Class A*	2,906,970
70,600	Synopsys, Inc.*	1,851,838

		9,999,699

Specialty Retail — 4.2%
100	American Eagle Outfitters, Inc.	2,999
88,500	Asbury Automotive Group, Inc.	2,500,125
9,700	AutoNation, Inc.*	206,028
24,700	Brown Shoe Company, Inc.	1,037,400
100	Haverty Furniture Companies, Inc.	1,400
45,800	Jo-Ann Stores, Inc.*	1,248,050
100	OfficeMax, Inc.	5,274
49,725	Payless ShoeSource, Inc.*	1,650,870
7,600	RadioShack Corp.	205,428
37,700	Sonic Automotive, Inc. Class A	1,074,450
100	Syms Corp.*	1,865
15,400	West Marine, Inc.*	280,434

		8,214,323

Textiles, Apparel & Luxury Goods — 1.4%
60,100	Kellwood Co.	1,762,733
33,500	Perry Ellis International, Inc.*	1,071,665

		2,834,398

Thrifts & Mortgage Finance — 2.5%
16,000	Bank Mutual Corp.	181,920
100	Citizens First Bancorp, Inc.	2,278
23,300	Downey Financial Corp.(a)	1,503,782
100	IndyMac Bancorp, Inc.	3,205
38,648	PFF Bancorp, Inc.	1,172,194
22,200	PMI Group, Inc. (The)	1,003,884
65,200	Provident Financial Services, Inc.	1,137,740

		5,005,003

Shares	Description	Value
Common Stocks — (continued)
Tobacco — 0.4%
43,000	Alliance One International, Inc.*	396,890
6,200	Universal Corp.	380,370

		777,260

Transportation Infrastructure — 0.0%
100	Interpool, Inc.	2,442

TOTAL COMMON STOCKS		$196,366,959

Securities Lending Collateral — 6.4%
12,624,825	Boston Global Investment Trust — Enhanced Portfolio	$12,624,825

TOTAL INVESTMENTS — 106.1%		$208,991,784

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(11,938,478)

NET ASSETS — 100.0%		$197,053,306

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell 2000 Index	7	June 2007	$565,600	$4,669

TAX INFORMATION — At March, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$190,376,428

Gross unrealized gain	24,348,946
Gross unrealized loss	(5,733,590)

Net unrealized security gain	$18,615,356

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments

March 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
     The Money Market Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Foreign Currency Exchange Contracts — The Funds, except the Government Income Fund, may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At March 31, 2007, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds, except the Money Market Fund, may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Money Market Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2007, the Money Market Fund had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Money Market	$17,500,000

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,000,000,000	5.420%	04/02/07	$2,000,903,333

Barclays Capital PLC	850,000,000	5.390	04/02/07	850,381,792

Barclays Capital PLC	700,000,000	5.430	04/02/07	700,316,750

Barclays Capital PLC	160,000,000	5.450	04/02/07	160,072,667

Bear Stearns	500,000,000	5.400	04/02/07	500,225,000

Citigroup Global Markets, Inc.	1,500,000,000	5.400	04/02/07	1,500,675,000

Deutsche Bank Securities, Inc.	2,000,000,000	5.400	04/02/07	2,000,900,000

Deutsche Bank Securities, Inc.	900,000,000	5.420	04/02/07	900,406,500

Greenwich Capital Markets	550,000,000	5.400	04/02/07	550,247,500

Merrill Lynch	500,000,000	5.390	04/02/07	500,224,583

UBS Securities LLC	900,000,000	5.380	04/02/07	900,403,500

Wachovia Capital Markets	250,000,000	5.400	04/02/07	250,112,500

TOTAL	$10,810,000,000			$10,814,869,125

At March 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.100% to 5.250%, due 12/27/07 to 10/14/11; Federal Home Loan Mortgage Association, 3.500% to 8.500%, due 04/01/08 to 02/01/47; Federal National Mortgage Association, 0.000% to 16.000%, due 04/02/07 to 02/01/47; Government National Mortgage Association, 4.500% to 9.000%, due 10/15/09 to 03/20/37 and U.S. Treasury Note, 4.750%, due 02/28/09. The aggregate market value of the collateral, including accrued interest, was $11,050,210,239.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds for which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.